UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-7972

Exact name of registrant as specified in charter:
Delaware Group Adviser Funds

Address of principal executive offices:
2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:
David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code: (800) 523-1918

Date of fiscal year end: October 31

Date of reporting period: April 30, 2007

Item 1. Reports to Stockholders

Semiannual Report	Delaware
Diversified Income Fund

April 30, 2007

                                              Fixed income mutual fund

Table of contents

> Disclosure of Fund expenses	1
> Sector/Country allocation and credit quality breakdown	2
> Statement of net assets	4
> Statement of operations	25
> Statements of changes in net assets	26
> Financial highlights	27
> Notes to financial statements	32
> About the organization	38

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management
Business Trust, which is a registered investment advisor.

© 2007 Delaware Distributors, L.P.

Disclosure of Fund expenses

For the period November 1, 2006 to April 30, 2007

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2006 to April 30, 2007.

Actual Expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Delaware Diversified Income Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	11/1/06 to
	11/1/06	4/30/07	Ratios	4/30/07*
Actual Fund Return
Class A	$1,000.00	$1,055.10	1.01%	$5.15
Class B	1,000.00	1,051.20	1.76%	8.95
Class C	1,000.00	1,051.20	1.76%	8.95
Class R	1,000.00	1,053.70	1.26%	6.42
Institutional Class	1,000.00	1,055.10	0.76%	3.87
With hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.79	1.01%	$5.06
Class B	1,000.00	1,016.07	1.76%	8.80
Class C	1,000.00	1,016.07	1.76%	8.80
Class R	1,000.00	1,018.55	1.26%	6.31
Institutional Class	1,000.00	1,021.03	0.76%	3.81

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by the 181/365 (to reflect the one-half year period).

Sector/Country allocation and
credit quality breakdown

Delaware Diversified Income Fund

As of April 30, 2007

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector/Country	of Net Assets
Agency Asset-Backed Securities	0.04%
Agency Collateralized Mortgage Obligations	1.15%
Agency Mortgage-Backed Securities	7.94%
Agency Obligations	3.76%
Collateralized Debt Obligations	0.03%
Commercial Mortgage-Backed Securities	2.64%
Convertible Bonds	0.05%
Corporate Bonds	42.61%
Banking	5.34%
Basic Industry	3.81%
Brokerage	1.09%
Capital Goods	2.56%
Communications	6.74%
Consumer Cyclical	6.55%
Consumer Non-Cyclical	2.69%
Electric	1.66%
Energy	2.38%
Finance Companies	2.40%
Industrials	0.44%
Insurance	2.54%
Natural Gas	0.77%
Real Estate	1.01%
Technology	1.02%
Transportation	1.61%
Foreign Agencies	1.77%
Austria	0.25%
Germany	1.49%
Mexico	0.03%
Municipal Bonds	0.49%
Non-Agency Asset-Backed Securities	1.29%
Non-Agency Collateralized Mortgage Obligations	7.86%
Regional Agency	0.59%
Regional Authorities	0.67%
Senior Secured Loans	2.61%
Sovereign Agency	0.14%
Sovereign Debt	17.99%
Argentina	0.28%
Austria	1.01%
Brazil	1.44%
Colombia	1.31%
Dominican Republic	0.04%
El Salvador	0.07%
France	0.70%
Germany	0.50%
Indonesia	0.50%
Jamaica	0.23%
Japan	5.96%
Malaysia	1.09%
Mexico	0.93%
Norway	0.76%
Panama	0.14%
Peru	0.08%
Philippines	0.19%
Poland	0.14%
Republic of Korea	0.20%
Sweden	0.32%
Turkey	0.68%
United Kingdom	1.33%
Uruguay	0.05%
Venezuela	0.04%
Supranational Banks	1.35%
U.S. Treasury Obligations	3.00%
Common Stock	0.39%
Currency Options Purchased	0.02%
Preferred Stock	0.02%
Warrants	0.15%
Repurchase Agreements	8.15%
Total Value of Securities	104.71%
Liabilities Net of Receivables and Other Assets	(4.71%)
Total Net Assets	100.00%

Credit Quality Breakdown
(as a % of fixed income investments)
AAA	40.07%
AA	6.50%
A	8.93%
BBB	9.33%
BB	11.22%
B	16.72%
CCC	4.54%
D	0.07%
Not Rated	2.62%
Total	100.00%

Statement of net assets

Delaware Diversified Income Fund

April 30, 2007 (Unaudited)

	Principal		Value
	Amount°		(U.S.$)
Agency Asset-Backed Securities – 0.04%
•Fannie Mae Whole
Loan Series
2002-W11 AV1
5.66% 11/25/32	USD	58,672	$ 58,674
wFHLMC Structured Pass
Through Securities
Series T-30 A5
8.61% 12/25/30		756,913	757,516
Total Agency Asset-Backed Securities
(cost $813,717)			816,190

Agency Collateralized Mortgage Obligations – 1.15%
Fannie Mae
Series 1996-46 ZA
7.50% 11/25/26		177,672	184,112
Series 2002-90 A2
6.50% 11/25/42		499,192	509,484
Series 2003-122 AJ
4.50% 2/25/28		632,805	619,161
Series 2005-110 MB
5.50% 9/25/35		1,045,000	1,053,993
Fannie Mae Grantor Trust
Series 1999-T2 A1
7.50% 1/19/39		36,757	38,475
Series 2001-T8 A2
9.50% 7/25/41		107,511	115,682
Series 2002-T4 A3
7.50% 12/25/41		454,954	473,519
Series 2004-T1 1A2
6.50% 1/25/44		197,625	202,911
Fannie Mae Whole Loan
Series 2004-W9 2A1
6.50% 2/25/44		401,302	411,899
Series 2004-W11 1A2
6.50% 5/25/44		830,933	853,181
wFHLMC Structured Pass
Through Securities
Series T-58 2A
6.50% 9/25/43		164,508	168,494
Freddie Mac
Series 1730 Z
7.00% 5/15/24		747,028	781,883
Series 2326 ZQ
6.50% 6/15/31		1,769,333	1,849,580
Series 2480 EH
6.00% 11/15/31		8,146	8,132
Series 2552 KB
4.25% 6/15/27		710,653	705,025
Series 2662 MA
4.50% 10/15/31		1,220,403	1,199,997
Series 2694 QG
4.50% 1/15/29		1,865,000	1,818,691
Series 2872 GC
5.00% 11/15/29		1,610,000	1,591,210
Series 2890 PC
5.00% 7/15/30		1,070,000	1,056,783
Series 2915 KP
5.00% 11/15/29		2,452,000	2,424,848
Series 3005 ED
5.00% 7/15/25		1,900,000	1,825,195
Series 3022 MB
5.00% 12/15/28		975,000	967,851
Series 3063 PC
5.00% 2/15/29		2,304,000	2,285,647
Total Agency Collateralized
Mortgage Obligations
(cost $21,246,547)			21,145,753

Agency Mortgage-Backed Securities – 7.94%
Fannie Mae
5.50% 1/1/13		1,324,274	1,325,331
6.50% 8/1/17		549,494	562,167
•Fannie Mae ARM
5.064% 8/1/35		1,491,986	1,472,944
5.274% 10/1/33		1,606,488	1,627,410
6.781% 11/1/24		5,456	5,548
Fannie Mae Relocation 15 yr
4.00% 9/1/20		3,021,017	2,850,274
Fannie Mae Relocation 30 yr
5.00% 11/1/33		414,706	404,480
5.00% 1/1/34		5,731	5,586
5.00% 1/1/34		261,030	254,593
5.00% 8/1/34		412,232	401,830
5.00% 11/1/34		572,467	558,023
5.00% 4/1/35		1,472,769	1,434,353
5.00% 10/1/35		1,148,680	1,118,717
5.00% 1/1/36		2,003,627	1,951,363
Fannie Mae S.F. 15 yr
5.00% 9/1/20		22,147	21,846
Fannie Mae S.F. 15 yr TBA
4.50% 5/1/37		3,355,000	3,247,009
6.00% 5/1/37		4,145.000	4,212,356
Fannie Mae S.F. 30 yr
5.50% 3/1/29		560,370	556,931
5.50% 4/1/29		470,696	467,808
5.50% 12/1/34		8,489,023	8,411,695
7.50% 3/1/32		73,636	76,895
7.50% 4/1/32		81,563	85,172
7.50% 10/1/34		70,999	74,331
Fannie Mae S.F. 30 yr TBA
5.00% 5/1/37		26,900,000	25,983,732
5.50% 5/1/37		45,405,000	44,894,194
6.00% 5/1/37		20,700,000	20,855,250
6.50% 5/1/37		3,270,000	3,338,467
7.00% 5/1/37		170,000	175,525

	Principal		Value
	Amount°		(U.S.$)
Agency Mortgage-Backed Securities (continued)
Freddie Mac 7.00% 1/1/08	USD	95,305	$ 95,573
•Freddie Mac ARM
4.957% 12/1/33		1,910,582	1,935,484
5.748% 4/1/34		137,076	139,609
6.331% 2/1/37		6,194,759	6,282,501
Freddie Mac Relocation 30 yr
5.00% 9/1/33		279,272	273,202
Freddie Mac S.F. 15 yr
4.00% 2/1/14		94,093	91,402
Freddie Mac S.F. 30 yr TBA
6.00% 5/1/37		2,540,000	2,561,433
GNMA I S.F. 30 yr
7.00% 12/15/34		1,908,451	2,017,242
7.50% 10/15/30		5,471	5,733
7.50% 2/15/32		1,395	1,461
9.50% 9/15/17		8,921	9,688
10.00% 7/15/17		4,863	5,405
GNMA S.F. 30 yr TBA
5.50% 5/1/37		3,285,000	3,266,522
6.00% 5/1/37		3,285,000	3,329,144
Total Agency Mortgage-Backed Securities
(cost $146,353,170)			146,388,229

Agency Obligations – 3.76%
Fannie Mae
^8.12% 10/29/07	NZD	4,769,000	3,398,807
5.00% 9/15/08	USD	3,000,000	3,002,052
Federal Farm Credit Bank
5.125% 8/25/16		1,935,000	1,965,505
Federal Home Loan
Bank System
4.875% 11/27/13		12,700,000	12,708,470
5.375% 8/19/11		6,090,000	6,226,258
^Financing Corporation
Interest Strip
CPN 4.782% 4/6/12		1,928,000	1,538,851
CPN 4.797% 5/2/12		365,000	291,269
CPN 4.901% 10/6/12		1,608,000	1,244,651
CPN 4.948% 10/6/14		1,923,000	1,342,869
CPN 5.079% 2/8/13		500,000	380,509
CPN 5.080% 8/8/13		500,000	371,347
CPN 5.101% 10/6/11		355,000	288,897
CPN 5.101% 2/3/12		50,000	40,005
CPN 5.142% 9/26/19		860,000	458,028
CPN 5.175% 3/26/12		880,000	702,371
CPN 5.192% 10/6/15		1,140,000	754,794
CPN 5.259% 5/30/16		385,000	246,487
CPN 1 5.093% 11/11/11		173,000	140,077
CPN 1 5.162% 5/11/12		1,000,000	797,959
CPN 1 5.283% 5/11/15		1,270,000	859,028
CPN 1 5.407% 11/11/17		2,230,000	1,316,512
CPN 4 5.213% 10/6/15		640,000	423,744
CPN 7 5.097% 8/3/13		10,000	7,431
CPN 12 5.10% 12/6/11		2,000,000	1,613,542
CPN 13 5.161% 12/27/12		300,000	229,539
CPN 13 5.208% 6/27/13		1,265,000	944,080
CPN 13 5.366% 12/27/16		1,140,000	707,645
CPN 15 4.907% 9/7/13		2,550,000	1,885,360
CPN 15 5.299% 3/7/16		2,325,000	1,505,691
CPN 17 5.352% 4/5/13		125,000	94,327
CPN 19 5.074% 12/6/10		400,000	338,286
CPN 19 5.352% 6/6/13		400,000	299,271
CPN A 5.098% 8/8/15		480,000	320,634
CPN A 5.099% 2/8/15		480,000	328,840
CPN A 5.112% 2/8/14		500,000	361,039
CPN C 5.099 5/30/15		25,000	16,864
CPN D 5.116% 9/26/11		2,200,000	1,792,923
CPN D 5.119% 9/26/10		1,900,000	1,620,806
Freddie Mac
4.75% 1/19/16		335,000	330,654
5.40% 2/2/12		6,340,000	6,364,091
5.45% 9/2/11		6,340,000	6,352,864
5.50% 7/18/16		5,515,000	5,735,264
Total Agency Obligations
(cost $68,107,115)			69,347,641

#=@Collateralized Debt Obligations – 0.03%
•Merrill Lynch CBO
VII Series 1997-
C3A A 144A
5.725% 3/23/08		140,931	718
Putnam CBO II Series
1A A1 144A
6.875% 11/8/09		1,422	1,422
Travelers Funding
Limited CBO
Series 1A A2 144A
6.35% 2/18/14		500,000	501,547
Total Collateralized Debt Obligations
(cost $601,730)			503,687

(continues)     5

Statement of net assets

Delaware Diversified Income Fund

	Principal		Value
	Amount°		(U.S.$)
Commercial Mortgage-Backed Securities – 2.64%
Bank of America
Commercial
Mortgage Securities
•Series 2006-3 A4
5.889% 7/10/44	USD	430,000	$ 445,368
Series 2006-4 A4
5.634% 7/10/46		240,000	244,210
#Bear Stearns Commercial
Mortgage Securities Series
2004-ESA E 144A
5.064% 5/14/16		1,355,000	1,352,849
wCommercial Mortgage
Pass Through Certificates
#Series 2001-J1A A2 144A
6.457% 2/14/34		1,009,424	1,044,203
Series 2006-C7 A2
5.69% 6/10/46		805,000	817,905
•Credit Suisse Mortgage
Capital Certificates
Series 2006-C1 AAB
5.681% 2/15/39		445,000	451,554
#Crown Castle Towers 144A
Series 2005-1A C
5.074% 6/15/35		645,000	641,424
Series 2006-1A B
5.362% 11/15/36		1,055,000	1,056,207
#First Union National
Bank Commercial
Mortgage Series
2001-C2 L 144A
6.46% 1/12/43		1,165,000	1,163,557
General Electric
Capital Commercial
Mortgage Series
2002-1A A3
6.269% 12/10/35		3,840,000	4,005,031
Goldman Sachs
Mortgage Securities II
Series 2006-GG8 A4
5.56% 11/10/39		4,620,000	4,680,782
•#Series 2006-RR2 A1 144A
5.812% 6/23/46		1,030,000	1,047,497
•#Series 2006-RR3 A1S 144A
5.76% 7/18/56		3,555,000	3,588,417
Greenwich Capital
Commercial Funding
Series 2007-GG9 A4
5.444% 3/10/39		6,660,000	6,689,152
JPMorgan Chase
Commercial
Mortgage Securities
Series 2002-C1 A3
5.376% 7/12/37		2,630,000	2,647,297
Series 2002-C2 A2
5.05% 12/12/34		2,510,000	2,484,646
Series 2003-C1 A2
4.985% 1/12/37		335,000	331,203
•#Series 2006-RR1A A1
144A 5.609% 10/18/52		3,055,000	$3,044,033
Series 2007-CB18
A4 5.44% 6/12/47		2,405,000	2,408,817
Lehman Brothers-
UBS Commercial
Mortgage Trust
Series 2002-C1 A4
6.462% 3/15/31		940,000	987,826
#Merrill Lynch Mortgage
Trust 144A
Series 2005-GGP1 E
4.33% 11/15/10		315,000	312,596
Series 2005-GGP1 F
4.35% 11/15/10		290,000	287,874
Merrill Lynch/Countrywide
Commercial Mortgage Trust
Series 2007-5 A4
5.378% 8/12/48		2,345,000	2,336,055
#Morgan Stanley
Capital I Series
1999-FNV1 G 144A
6.12% 3/15/31		455,000	458,383
•#Morgan Stanley Dean
Witter Capital
I Series 2001-
TOP1 E 144A
7.55% 2/15/33		185,000	196,608
#Tower 144A
Series 2004-2A A
4.232% 12/15/14		695,000	676,669
Series 2006-1 B
5.588% 2/15/36		545,000	549,060
Series 2006-1 C
5.707% 2/15/36		835,000	842,558
Wachovia Bank Commercial
Mortgage Trust
Series 2006-C28 A2
5.50% 10/15/48		1,780,000	1,796,665
Series 2007-C30 A3
5.246% 12/15/43		2,115,000	2,112,199
Total Commercial Mortgage-Backed Securities
(cost $49,371,586)			48,700,645

Convertible Bonds – 0.05%
Ford Motor
4.25% 12/15/36
exercise price $9.20,
expiration date
12/15/36		845,000	954,850

	Principal		Value
	Amount°		(U.S.$)
Convertible Bonds (continued)
†Mirant (Escrow)
2.50% 6/15/21
exercise price
$67.95, expiration
date 6/15/21	USD	695,000	$ 0
Total Convertible Bonds
(cost $885,956)			954,850

Corporate Bonds – 42.61%
Banking – 5.34%
BAC Capital Trust XI
6.625% 5/23/36		410,000	440,930
•BAC Capital Trust XIV
5.63% 12/31/49		1,255,000	1,261,206
•#Banco Macro 144A
9.75% 12/18/36		2,860,000	2,938,650
•#Banco Mercantil
del Norte 144A
6.862% 10/13/21		1,860,000	1,918,809
#Bank of Moscow 144A
7.335% 5/13/13		1,120,000	1,180,704
•#Barclays Bank 144A
7.375% 6/29/49		1,030,000	1,120,774
#Centercredit
International 144A
8.625% 1/30/14		1,130,000	1,089,038
Citigroup
0.80% 10/30/08	JPY	309,600,000	2,586,368
6.125% 8/25/36	USD	1,240,000	1,282,971
Credit Suisse USA
6.125% 11/15/11		450,000	468,662
Depfa Bank
20.00% 11/19/07	TRY	21,060,000	15,408,757
^Dresdner Bank
0.00% 1/24/08	USD	12,473,000	12,192,357
#EGE Haina Finance
144A 9.50% 4/26/17		1,180,000	1,212,450
First Union Institutional
Capital II
7.85% 1/1/27		3,065,000	3,188,636
•Fortis Capital
6.25% 6/29/49	EUR	2,900,000	4,082,748
•#HBOS 144A
5.92% 9/29/49	USD	1,100,000	1,084,720
#HBOS Treasury
Services 144A
5.25% 2/21/17		4,500,000	4,552,393
#HSBK Europe 144A
7.25% 5/3/17		2,145,000	2,147,145
#Kazkommerts
International 144A
8.00% 11/3/15		1,195,000	1,212,925
•#KBC Bank Funding
Trust III 144A
9.86% 11/29/49		580,000	641,547
#Majapahit Holding 144A
7.75% 10/17/16		3,435,000	3,653,981
•MUFG Capital Finance 1
6.346% 7/29/49		1,205,000	1,232,851
Popular North America
4.25% 4/1/08		1,075,000	1,060,304
•5.75% 4/6/09		1,080,000	1,085,719
Popular North America
Capital Trust I
6.564% 9/15/34		760,000	734,210
#Privatbank 144A
8.00% 2/6/12		2,285,000	2,291,855
•#Rabobank Capital
Funding II 144A
5.26% 12/29/49		815,000	795,159
•RBS Capital Trust I
4.709% 12/29/49		705,000	675,610
•Resona Bank
4.125% 9/29/49	EUR	1,591,000	2,098,519
#144A 5.85% 9/29/49	USD	2,055,000	2,048,578
•#Resona Preferred Global
Securities 144A
7.191% 12/29/49		3,685,000	3,901,357
#Russian Standard Bank
144A 8.625% 5/5/11		665,000	676,239
•#Shinsei Finance II 144A
7.16% 7/29/49		710,000	726,419
•Standard Chartered
Capital Trust I
8.16% 3/29/49	EUR	1,798,000	2,684,185
#TuranAlem
Finance 144A
7.75% 4/25/13	USD	1,437,000	1,426,223
•Vneshtorgbank 144A
5.96% 8/1/08		315,000	315,709
•VTB 24 Capital
6.15% 12/7/09		1,340,000	1,342,546
•Wachovia Capital Trust III
5.80% 3/15/42		975,000	990,377
WM Covered
Bond Program
3.875% 9/27/11	EUR	6,837,000	9,154,808
•#Woori Bank 144A
6.208% 5/2/37	USD	1,535,000	1,534,954
			98,441,393
Basic Industry – 3.81%
AK Steel
7.875% 2/15/09		825,000	829,125
Alcoa 5.95% 2/1/37		770,000	767,243
Bowater
9.00% 8/1/09		3,875,000	4,092,969
9.50% 10/15/12		1,850,000	1,910,125
#Cosan Finance 144A
7.00% 2/1/17		865,000	862,838

(continues)     7

Statement of net assets

Delaware Diversified Income Fund

	Principal		Value
	Amount°		(U.S.$)
Corporate Bonds (continued)
Basic Industry (continued)
Donohue Forest
Products
7.625% 5/15/07	USD	1,805,000	$ 1,805,000
#Evraz Group 144A
8.25% 11/10/15		1,455,000	1,513,200
Freeport McMoRan
Copper & Gold
8.25% 4/1/15		3,885,000	4,210,369
8.375% 4/1/17		985,000	1,079,806
Georgia-Pacific
8.875% 5/15/31		4,845,000	5,184,149
9.50% 12/1/11		1,060,000	1,176,600
Ispat Inland
9.75% 4/1/14		246,000	274,077
Lubrizol
4.625% 10/1/09		1,560,000	1,539,116
Lyondell Chemical
8.00% 9/15/14		2,175,000	2,289,188
8.25% 9/15/16		1,575,000	1,693,125
10.50% 6/1/13		175,000	192,719
#MacDermid 144A
9.50% 4/15/17		3,085,000	3,216,113
Massey Energy
6.625% 11/15/10		825,000	838,406
#Momentive Performance
Materials 144A
9.75% 12/1/14		1,650,000	1,753,125
#Nell AF Sarl 144A
8.375% 8/15/15		1,670,000	1,745,150
Norske Skog Canada
8.625% 6/15/11		4,310,000	4,390,812
#Norske Skogindustrier
144A 7.125% 10/15/33		1,910,000	1,754,717
‡Port Townsend
Paper 144A
11.00% 4/15/11		1,970,000	1,723,750
Potlatch
13.00% 12/1/09		1,962,000	2,250,443
#Sappi Papier
Holding 144A
6.75% 6/15/12		965,000	970,897
7.50% 6/15/32		3,900,000	3,706,244
#Smurfit-Stone
Container
Enterprises 144A
8.00% 3/15/17		1,750,000	1,750,000
‡Solutia 6.72% 10/15/37		2,220,000	2,397,600
Southern Copper
7.50% 7/27/35		380,000	423,067
Steel Dynamics 144A
6.75% 4/1/15		850,000	856,375
#Stora Enso 144A
7.25% 4/15/36		1,395,000	1,436,360
Tembec Industries
7.75% 3/15/12		2,205,000	1,243,069
8.50% 2/1/11		2,495,000	1,425,269
#Tube City IMS 144A
9.75% 2/1/15		1,900,000	2,014,000
Vale Overseas
6.25% 1/23/17		1,125,000	1,156,505
6.875% 11/21/36		4,715,000	5,024,765
Witco 6.875% 2/1/26		740,000	647,500
			70,143,816
Brokerage – 1.09%
•Ameriprise Financial
7.518% 6/1/66		3,435,000	3,734,271
AMVESCAP
4.50% 12/15/09		1,805,000	1,774,912
5.625% 4/17/12		1,605,000	1,616,158
E Trade Financial
8.00% 6/15/11		3,805,000	4,019,031
Goldman Sachs Group
6.345% 2/15/34		795,000	806,222
LaBranche & Co.
9.50% 5/15/09		1,250,000	1,315,625
11.00% 5/15/12		4,740,000	5,190,301
Merrill Lynch
6.22% 9/15/26		535,000	546,316
Ukrsotsbank
8.00% 2/22/10		1,160,000	1,169,178
			20,172,014
Capital Goods – 2.56%
Ahern Rentals
9.25% 8/15/13		650,000	680,875
#Aleris International
144A 10.00% 12/15/16		3,250,000	3,408,438
Allied Waste
North America
9.25% 9/1/12		300,000	318,000
Armor Holdings
8.25% 8/15/13		1,525,000	1,608,875
Berry Plastics Holding
8.875% 9/15/14		3,115,000	3,224,025
Casella Waste Systems
9.75% 2/1/13		4,100,000	4,356,249
Caterpillar
6.05% 8/15/36		810,000	835,378
#Clarke American 144A
9.50% 5/15/15		1,210,000	1,223,613
CPG International I
10.50% 7/1/13		1,525,000	1,608,875
General Electric
5.00% 2/1/13		1,180,000	1,172,900
Geo Subordinate
11.00% 5/15/12		1,725,000	1,759,500
Graham Packaging
9.875% 10/15/14		2,990,000	3,109,600

	Principal		Value
	Amount°		(U.S.$)
Corporate Bonds (continued)
Capital Goods (continued)
#Hawker Beechcraft
Acquisition 144A
9.75% 4/1/17	USD	1,480,000	$ 1,591,000
#Hexion US
Finance 144A
9.75% 11/15/14		3,825,000	4,150,125
Interface
10.375% 2/1/10		3,195,000	3,546,450
Intertape Polymer
8.50% 8/1/14		2,275,000	2,055,815
#Penhall International
144A 12.00% 8/1/14		1,370,000	1,507,000
#Rental Services 144A
9.50% 12/1/14		2,525,000	2,695,438
#Siemens Finance 144A
6.125% 8/17/26		1,075,000	1,100,152
#Vitro 144A
9.125% 2/1/17		4,985,000	5,246,712
WCA Waste
9.25% 6/15/14		1,905,000	2,038,350
			47,237,370
Communications – 6.74%
America Movil
6.375% 3/1/35		1,125,000	1,143,880
American Tower
7.125% 10/15/12		1,700,000	1,772,250
American Towers
7.25% 12/1/11		575,000	600,875
AT&T
7.30% 11/15/11		1,110,000	1,207,189
8.00% 11/15/31		1,275,000	1,602,423
BellSouth
4.20% 9/15/09		605,000	593,118
British
Telecommunications
9.125% 12/15/30		985,000	1,377,438
#Broadview Networks
Holdings 144A
11.375% 9/1/12		1,410,000	1,515,750
#C&M Finance 144A
8.10% 2/1/16		1,120,000	1,191,400
CCH I Holdings
13.50% 1/15/14		8,325,000	8,512,312
•Centennial
Communications
11.099% 1/1/13		1,815,000	1,917,094
Charter Communication
Holdings
13.50% 1/15/11		4,450,000	4,672,499
Citizens
Communications
9.25% 5/15/11		30,000	33,563
Comcast
•5.66% 7/14/09		1,240,000	1,242,533
6.45% 3/15/37		740,000	750,876
6.50% 11/15/35		1,170,000	1,194,671
Cox Communications
4.625% 1/15/10		620,000	611,835
#Cricket Communications
144A 9.375% 11/1/14		3,205,000	3,437,363
Dex Media West
9.875% 8/15/13		1,864,000	2,038,750
#Digicel 144A
9.25% 9/1/12		1,615,000	1,724,013
#Digicel Group 144A
8.875% 1/15/15		5,345,000	5,258,143
Donnelley (R.H.)
8.875% 1/15/16		660,000	719,400
•#Hellas Telecommunications
II 144A
11.106% 1/15/15		2,995,000	3,122,288
Hughes Network
Systems/Finance
9.50% 4/15/14		4,525,000	4,785,187
#Idearc 144A
8.00% 11/15/16		655,000	686,113
¶Inmarsat Finance
10.375% 11/15/12		3,300,000	3,151,500
Insight Communications
12.25% 2/15/11		425,000	445,188
Insight Midwest
9.75% 10/1/09		2,425,000	2,470,469
#Level 3 Financing 144A
8.75% 2/15/17		2,000,000	2,045,000
Mediacom Broadband
8.50% 10/15/15		190,000	198,550
Mediacom Capital
9.50% 1/15/13		7,100,000	7,348,499
Nextel Communications
6.875% 10/31/13		55,000	56,576
#Orascom Telecommunication
Finance 144A 7.875% 2/8/14		3,700,000	3,672,249
#Pakistan Mobile
Communications 144A
8.625% 11/13/13		3,305,000	3,486,774
Porttown
10.85% 9/30/07		839,474	831,079
#Quebecor World 144A
9.75% 1/15/15		2,620,000	2,777,200
Qwest
7.50% 10/1/14		2,250,000	2,390,625
7.875% 9/1/11		80,000	85,600
•8.605% 6/15/13		1,255,000	1,378,931

(continues)     9

Statements of net assets

Delaware Diversified Income Fund

	Principal		Value
	Amount°		(U.S.$)
Corporate Bonds (continued)
Communications (continued)
Rural Cellular
9.875% 2/1/10	USD	1,390,000	$ 1,476,875
•11.11% 11/1/12		550,000	573,375
Sprint Capital
7.625% 1/30/11		1,255,000	1,347,827
8.75% 3/15/32		3,310,000	3,917,162
Telecom Italia Capital
4.00% 1/15/10		1,565,000	1,518,581
5.969% 7/18/11		1,515,000	1,528,170
7.20% 7/18/36		1,460,000	1,566,833
Telefonica Emisones
•5.65% 6/19/09		915,000	918,779
5.984% 6/20/11		1,005,000	1,033,089
6.421% 6/20/16		415,000	435,282
7.045% 6/20/36		350,000	376,732
Telefonos de Mexico
4.50% 11/19/08		1,260,000	1,252,260
TELUS 4.95% 3/15/17	CAD	2,400,000	2,000,346
THOMSON
5.75% 2/1/08	USD	205,000	205,788
Time Warner
5.50% 11/15/11		1,015,000	1,024,243
#Time Warner Cable 144A
5.85% 5/1/17		1,270,000	1,280,028
6.55% 5/1/37		2,100,000	2,130,780
Time Warner
Entertainment
8.375% 3/15/23		700,000	835,719
Time Warner
Telecom Holdings
9.25% 2/15/14		1,060,000	1,144,800
Triton PCS
8.50% 6/1/13		3,000,000	3,146,250
#True Move 144A
10.75% 12/16/13		2,580,000	2,721,900
#Umbrella Acquisitions
PIK 144A
9.75% 3/15/15		2,920,000	2,945,550
USI Holdings
8.11% 12/30/14		800,000	800,000
Vertis 10.875% 6/15/09		2,400,000	2,391,000
Viacom
5.75% 4/30/11		875,000	887,708
6.875% 4/30/36		850,000	863,545
Vimpel Communication
8.25% 5/23/16		1,595,000	1,710,638
#144A 8.25% 5/23/16		200,000	215,100
Vodafone Group
6.15% 2/27/37		1,845,000	1,825,157
			124,122,720
Consumer Cyclical – 6.55%
Accuride 8.50% 2/1/15		1,550,000	1,608,125
Carrols 9.00% 1/15/13		3,365,000	3,499,600
Corrections Corporation
of America
7.50% 5/1/11		2,135,000	2,225,738
Costco Wholesale
5.50% 3/15/17		1,825,000	1,844,816
•DaimlerChrysler
Holdings
5.81% 8/3/09		2,995,000	3,011,595
Denny’s
10.00% 10/1/12		1,925,000	2,064,563
Federated Retail Holdings
5.35% 3/15/12		920,000	920,513
Ford Motor
7.70% 5/15/97		700,000	530,250
Ford Motor Credit
5.75% 1/12/09	EUR	3,157,000	4,292,943
7.375% 10/28/09	USD	1,550,000	1,552,068
8.00% 12/15/16		845,000	827,749
•8.105% 1/13/12		1,910,000	1,885,678
9.75% 9/15/10		1,220,000	1,291,893
9.875% 8/10/11		6,150,000	6,554,578
#Galaxy Entertainment
Finance 144A
9.875% 12/15/12		6,261,000	6,887,101
Gaylord Entertainment
8.00% 11/15/13		2,450,000	2,560,250
General Motors
8.375% 7/15/33		6,060,000	5,507,025
Global Cash
Access/Finance
8.75% 3/15/12		725,000	763,063
GMAC
4.75% 9/14/09	EUR	3,138,000	4,207,144
5.375% 6/6/11	EUR	2,052,000	2,748,815
6.875% 9/15/11	USD	5,000,000	5,021,475
8.00% 11/1/31		3,680,000	3,960,865
#Goodyear Tire &
Rubber 144A
8.625% 12/1/11		2,620,000	2,842,700
Harrah’s Operating
6.50% 6/1/16		4,580,000	4,094,396
Home Depot
5.875% 12/16/36		825,000	802,391
Isle of Capri Casinos
9.00% 3/15/12		760,000	797,050
#KAR Holdings 144A
10.00% 5/1/15		3,385,000	3,524,631
Lear 8.75% 12/1/16		2,070,000	2,026,013
Majestic Star Casino
9.50% 10/15/10		3,250,000	3,436,875

	Principal		Value
	Amount°		(U.S.$)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Mandalay Resort Group
9.375% 2/15/10	USD	700,000	$ 758,625
9.50% 8/1/08		1,575,000	1,651,781
#Michaels Stores 144A
11.375% 11/1/16		2,465,000	2,723,825
Neiman Marcus
10.375% 10/15/15		1,050,000	1,185,188
PIK 9.00% 10/15/15		1,700,000	1,882,750
NPC International
9.50% 5/1/14		2,145,000	2,262,975
O’Charleys 9.00% 11/1/13		1,525,000	1,631,750
Penney (J.C.)
5.75% 2/15/18		1,245,000	1,244,609
6.375% 10/15/36		1,900,000	1,900,027
7.375% 8/15/08		1,930,000	1,970,603
8.125% 4/1/27		840,000	864,105
#Pokagon Gaming
Authority 144A
10.375% 6/15/14		3,050,000	3,431,250
Procter & Gamble
2.00% 6/21/10	JPY	267,000,000	2,291,518
5.55% 3/5/37	USD	365,000	361,032
Rite Aid 9.25% 6/1/13		3,140,000	3,210,650
Station Casinos
6.625% 3/15/18		1,625,000	1,495,000
¶Town Sports International
11.00% 2/1/14		1,175,000	1,063,375
True Temper Sports
8.375% 9/15/11		850,000	771,375
#TRW Automotive 144A
7.00% 3/15/14		1,350,000	1,343,250
7.25% 3/15/17		350,000	349,125
•Viacom 5.70% 6/16/09		860,000	862,867
Visteon 8.25% 8/1/10		645,000	661,125
Wheeling Island Gaming
10.125% 12/15/09		2,850,000	2,907,000
WMG Acquisition
7.375% 4/15/14		2,625,000	2,533,125
			120,646,833
Consumer Non-Cyclical – 2.69%
AmerisourceBergen
5.625% 9/15/12		65,000	65,276
5.875% 9/15/15		1,510,000	1,504,558
#Aramark 144A
8.50% 2/1/15		2,195,000	2,307,494
•8.86% 2/1/15		445,000	459,463
Boston Scientifc
6.40% 6/15/16		1,100,000	1,099,525
#Cerveceria Nacional
Dominicana 144A
8.00% 3/27/14		1,440,000	1,490,400
Chiquita Brands
International
8.875% 12/1/15		1,510,000	1,457,150
Constellation Brands
8.125% 1/15/12		1,800,000	1,876,500
Cott Beverages
8.00% 12/15/11		1,375,000	1,416,250
CRC Health
10.75% 2/1/16		2,100,000	2,310,000
DEL Laboratories
8.00% 2/1/12		1,570,000	1,479,725
HCA
6.50% 2/15/16		3,670,000	3,215,837
#144A 9.125% 11/15/14		520,000	562,900
#144A 9.625% PIK
11/15/16		830,000	907,813
#HealthSouth 144A
10.75% 6/15/16		3,330,000	3,646,349
Ingles Markets
8.875% 12/1/11		1,975,000	2,068,813
Kraft Foods
4.125% 11/12/09		30,000	29,267
6.50% 11/1/31		410,000	422,505
Medco Health Solutions
7.25% 8/15/13		1,580,000	1,711,988
#Miller Brewing 144A
4.25% 8/15/08		685,000	675,873
National Beef Packing
10.50% 8/1/11		2,200,000	2,326,500
Pilgrim’s Pride
8.375% 5/1/17		4,125,000	4,197,187
9.625% 9/15/11		1,675,000	1,754,563
Reynolds American
6.50% 6/1/07		555,000	556,020
Swift & Co.
12.50% 1/1/10		2,490,000	2,602,049
US Oncology
9.00% 8/15/12		730,000	781,100
10.75% 8/15/14		1,275,000	1,431,188
#US Oncology
Holdings PIK 144A
9.797% 3/15/12		1,850,000	1,882,375
UST 6.625% 7/15/12		265,000	280,812
¶Vanguard Health
Holding
11.25% 10/1/15		3,825,000	3,212,999
Wyeth
5.50% 2/1/14		1,070,000	1,083,541
5.95% 4/1/37		685,000	687,332
			49,503,352
Electric – 1.66%
Avista 9.75% 6/1/08		1,128,000	1,177,339
‡#Calpine 144A
8.496% 7/15/07		1,168,113	1,279,083
Dominion Resources
5.687% 5/15/08		1,560,000	1,564,079
•6.30% 9/30/66		1,255,000	1,284,349

(continues)      11

Statement of net assets

Delaware Diversified Income Fund

	Principal		Value
	Amount°		(U.S.$)
Corporate Bonds (continued)
Electric (continued)
Duke Capital
5.668% 8/15/14	USD	615,000	$ 611,941
Elwood Energy
8.159% 7/5/26		1,671,631	1,777,972
FPL Group Capital
5.625% 9/1/11		975,000	993,403
#ISA Capital do
Brasil 144A
8.80% 1/30/17		1,715,000	1,852,200
Midamerican Funding
6.75% 3/1/11		40,000	42,336
Midwest Generation
8.30% 7/2/09		1,230,471	1,261,233
8.75% 5/1/34		1,695,000	1,881,450
Mirant Americas
Generation
8.30% 5/1/11		2,420,000	2,571,250
Mirant North America
7.375% 12/31/13		2,000,000	2,125,000
Oncor Electric Delivery
7.00% 9/1/22		250,000	270,636
Orion Power Holdings
12.00% 5/1/10		1,800,000	2,088,000
Pepco Holdings
5.50% 8/15/07		1,515,000	1,514,620
•5.985% 6/1/10		1,075,000	1,076,036
#Power Contract
Financing 144A
6.256% 2/1/10		587,819	593,479
PSEG Energy Holdings
8.625% 2/15/08		12,000	12,270
#Rede Empresas
de Energia
Electrica 144A
11.125% 4/2/49		2,310,000	2,408,175
#TAQA Energy 144A
5.875% 10/27/16		1,080,000	1,093,290
6.50% 10/27/36		2,570,000	2,617,944
TECO Energy
7.20% 5/1/11		40,000	42,800
#Tenaska Alabama
Partners 144A
7.00% 6/30/21		380,779	387,092
Xcel Energy
6.50% 7/1/36		95,000	100,287
			30,626,264
Energy – 2.38%
Anadarko Petroleum
5.95% 9/15/16		430,000	434,112
Apache 5.25% 4/15/13		905,000	907,495
Bluewater Finance
10.25% 2/15/12		990,000	1,037,025
Canadian Natural
Resources
6.25% 3/15/38		995,000	990,992
#Canadian Oil
Sands 144A
4.80% 8/10/09	USD	515,000	508,668
Chesapeake Energy
6.625% 1/15/16		2,575,000	2,626,500
Compton Petroleum
Finance
7.625% 12/1/13		3,680,000	3,670,799
#Energy Partners 144A
9.75% 4/15/14		2,995,000	3,062,388
Geophysique-Veritas
7.50% 5/15/15		285,000	300,675
7.75% 5/15/17		1,085,000	1,152,813
Halliburton
5.50% 10/15/10		20,000	20,266
#Hilcorp Energy I 144A
7.75% 11/1/15		2,200,000	2,222,000
9.00% 6/1/16		1,500,000	1,612,500
Mariner Energy
8.00% 5/15/17		1,205,000	1,218,556
#OPTI Canada 144A
8.25% 12/15/14		1,550,000	1,646,875
PetroHawk Energy
9.125% 7/15/13		2,760,000	2,970,450
#Petroplus Finance 144A
7.00% 5/1/17		1,520,000	1,540,900
Plains Exploration
& Production
7.00% 3/15/17		1,145,000	1,152,156
#Ras Laffan Liquefied
Natural Gas III 144A
5.832% 9/30/16		1,285,000	1,300,479
5.838% 9/30/27		685,000	658,748
•Secunda International
13.356% 9/1/12		1,275,000	1,326,000
#Seitel 144A
9.75% 2/15/14		1,809,000	1,849,703
Siberian Oil
10.75% 1/15/09		70,000	76,041
#Stallion Oilfield Services
144A 9.75% 2/1/15		1,800,000	1,899,000
#TNK-BP Finance 144A
6.625% 3/20/17		5,395,000	5,381,512
•TransCanada Pipelines
6.35% 5/15/67		3,120,000	3,114,415
Tyumen Oil
11.00% 11/6/07		65,000	66,931
Weatherford International
4.95% 10/15/13		290,000	280,085
Whiting Petroleum
7.25% 5/1/13		870,000	856,950
			43,885,034

	Principal		Value
	Amount°		(U.S.$)
Corporate Bonds (continued)
Finance Companies – 2.40%
•American Express
6.80% 9/1/66	USD	705,000	$ 754,379
American General Finance
4.875% 7/15/12		2,025,000	1,995,269
Capital One Capital III
7.686% 8/15/36	USD	1,720,000	1,863,768
FTI Consulting
7.625% 6/15/13		2,325,000	2,412,188
General Electric Capital
5.125% 1/28/14	SEK	18,000,000	2,773,692
General Electric
Capital UK Funding
4.625% 1/18/16	GBP	1,483,000	2,749,044
International
Lease Finance
4.625% 6/2/08	USD	505,000	501,553
JP Morgan Chase
Capital XVIII
6.95% 8/17/36		1,300,000	1,395,884
•Lehman Brothers UK
Capital Funding II
3.875% 2/28/49	EUR	1,450,000	1,900,883
National Rural Utilities
Cooperative Finance
5.45% 4/10/17	USD	705,000	707,924
#Pinnacle Foods Finance
144A
9.25% 4/1/15		605,000	608,025
10.625% 4/1/17		1,405,000	1,415,538
•Regions Financing Trust II
6.625% 5/1/47		3,120,000	3,125,513
Residential Capital
5.125% 5/17/12	EUR	145,000	192,114
•5.84% 6/9/08	USD	1,200,000	1,191,947
6.00% 2/22/11		1,055,000	1,043,837
6.125% 11/21/08		1,910,000	1,909,406
6.375% 6/30/10		441,000	442,491
6.50% 4/17/13		1,345,000	1,345,928
6.875% 6/30/15		1,030,000	1,044,611
•#144A 7.187% 4/17/09		1,500,000	1,493,756
SLM
1.01% 6/15/09	JPY	500,000,000	4,096,811
5.40% 10/25/11	USD	8,790,000	8,441,062
•#Xstrata Finance 144A
5.71% 11/13/09		920,000	921,501
			44,327,124
Industrials – 0.44%
Baldor Electric
8.625% 2/15/17		700,000	750,750
#Mobile Services Group
144A 9.75% 8/1/14		1,125,000	1,226,250
Mueller Group
10.00% 5/1/12		682,000	739,970
RBS Global & Rexnord
11.75% 8/1/16		2,250,000	2,508,750
Trimas 9.875% 6/15/12		2,770,000	2,887,725
			8,113,445
Insurance – 2.54%
ASIF III Jersey
0.95% 7/15/09	JPY	340,000,000	$2,837,035
•#Catlin Insurance 144A
7.249% 12/31/49	USD	220,000	222,173
•Everest Reinsurance
Holdings
6.60% 5/15/37		3,120,000	3,136,928
#Farmers Exchange
Capital 144A
7.05% 7/15/28		1,955,000	2,023,566
#Farmers Insurance
Exchange 144A
6.00% 8/1/14		270,000	268,512
8.625% 5/1/24		345,000	413,000
#Liberty Mutual
Group 144A
•7.00% 3/15/37		1,750,000	1,761,513
7.80% 3/15/37		4,890,000	4,929,476
Marsh & McLennan
5.15% 9/15/10		1,245,000	1,234,520
•5.495% 7/13/07		1,500,000	1,500,264
#Max USA Holdings 144A
7.20% 4/14/17		2,225,000	2,239,792
MetLife
5.00% 6/15/15		560,000	546,927
6.40% 12/15/36		2,025,000	2,027,762
#Metropolitan
Life Global
Funding I 144A
4.25% 7/30/09		1,394,000	1,373,441
Montpelier Re Holdings
6.125% 8/15/13		1,280,000	1,266,359
#Nationwide Mutual
Insurance 144A
7.875% 4/1/33		1,210,000	1,450,875
#Nippon Life
Insurance 144A
4.875% 8/9/10		2,150,000	2,120,156
•♦#North Front Pass
Through Trust 144A
5.81% 12/15/24		1,865,000	1,848,489
SAFECO Capital Trust I
8.072% 7/15/37		940,000	980,233
•#Security Capital
Assurance 144A
6.88% 6/30/49		850,000	868,321
St. Paul Travelers
5.01% 8/16/07		900,000	898,881
♦#Stingray Pass Through
Trust 144A
5.902% 1/12/15		1,100,000	1,034,000
#Sul America
Participacoes 144A
8.625% 2/15/12		1,875,000	1,954,688

(continues)     13

Statement of net assets

Delaware Diversified Income Fund

	Principal		Value
	Amount°		(U.S.$)
Corporate Bonds (continued)
Insurance (continued)
•¨#Twin Reefs Pass
Through Trust 144A
6.32% 12/31/49	USD	1,800,000	$ 1,805,933
Unum Group
5.859% 5/15/09		860,000	867,913
#USI Holdings 144A
9.75% 5/15/15		1,075,000	1,101,875
WellPoint
4.25% 12/15/09		535,000	524,548
5.85% 1/15/36		1,140,000	1,105,237
•XL Capital
6.50% 12/31/49		3,070,000	3,035,628
•#ZFS Finance USA
Trust II 144A
6.45% 12/15/65		1,340,000	1,357,829
			46,735,874
Natural Gas – 0.77%
#El Paso Performance-
Linked Trust 144A
7.75% 7/15/11		1,000,000	1,070,000
El Paso Production
Holding
7.75% 6/1/13		875,000	925,590
Enterprise Products
Operating
4.00% 10/15/07		430,000	427,288
4.625% 10/15/09		1,290,000	1,274,618
•8.375% 8/1/66		1,965,000	2,179,488
Inergy Finance
6.875% 12/15/14		525,000	521,063
8.25% 3/1/16		400,000	426,000
Kinder Morgan Finance
5.35% 1/5/11		1,530,000	1,520,283
ONEOK 5.51% 2/16/08		1,295,000	1,297,325
#Regency Energy
Partners/
Finance 144A
8.375% 12/15/13		2,890,000	2,991,149
•Sempra Energy
5.83% 5/21/08		370,000	370,127
Valero Logistics
Operations
6.05% 3/15/13		1,220,000	1,247,338
			14,250,269
Real Estate – 1.01%
American Real
Estate Partners
8.125% 6/1/12		1,865,000	1,911,625
BF Saul REIT
7.50% 3/1/14		3,780,000	3,855,600
#China Properties
Group 144A
9.125% 5/4/14		1,780,000	1,783,338
Developers Diversified
Realty
4.625% 8/1/10		290,000	284,850
5.25% 4/15/11		400,000	399,307
5.375% 10/15/12		1,515,000	1,516,691
#Greentown China
Holdings 144A
9.00% 11/8/13		2,240,000	2,352,000
HRPT Properties Trust
5.75% 2/15/14		1,040,000	1,048,676
#Realogy 144A
12.375% 4/15/15		3,250,000	3,258,125
Rouse 7.20% 9/15/12		1,000,000	1,049,218
•#USB Realty 144A
6.091% 12/22/49		1,200,000	1,213,315
			18,672,745
Technology – 1.02%
#Freescale Semiconductor
144A 10.125% 12/15/16		6,145,000	6,237,174
International
Business Machine
4.00% 11/11/11	EUR	2,700,000	3,621,402
MagnaChip
Semiconductor
8.00% 12/15/14	USD	6,205,000	4,002,225
Solectron Global
Finance
8.00% 3/15/16		1,645,000	1,669,675
Sungard Data Systems
10.25% 8/15/15		1,035,000	1,143,675
#UGS Capital II PIK 144A
10.348% 6/1/11		1,150,583	1,173,595
Xerox Corp
9.75% 1/15/09		900,000	968,675
			18,816,421
Transportation – 1.61%
American Airlines
6.817% 5/23/11		990,000	1,007,721
6.977% 5/23/21		389,754	388,779
Continental Airlines
5.983% 4/19/22		915,000	910,425
6.503% 6/15/11		1,370,000	1,409,388
#Erac USA Finance 144A
5.30% 11/15/08		100,000	99,672
7.35% 6/15/08		1,375,000	1,397,633
¶H-Lines Finance Holdings
11.00% 4/1/13		2,400,000	2,274,000
Hertz 8.875% 1/1/14		3,350,000	3,626,374
Horizon Lines
9.00% 11/1/12		1,250,000	1,321,875
Kansas City Southern
de Mexico
9.375% 5/1/12		2,500,000	2,712,500

	Principal		Value
	Amount°		(U.S.$)
Corporate Bonds (continued)
Transportation (continued)
Kansas City Southern
de Mexico (continued)
12.50% 6/15/12	USD	400,000	$ 429,200
#144A 7.625% 12/1/13		2,330,000	2,376,600
Kansas City
Southern Railway
9.50% 10/1/08		1,100,000	1,156,375
‡Northwest Airlines
7.041% 4/1/22		303,475	303,665
OMI 7.625% 12/1/13		2,125,000	2,178,125
Red Arrow International
Leasing
8.375% 3/31/12	RUB	186,941,781	7,548,095
Seabulk International
9.50% 8/15/13		415,000	451,313
			29,591,740
Total Corporate Bonds
(cost $768,036,050)			785,286,414

Foreign Agencies – 1.77%Δ
Austria – 0.25%
Oesterreichische
Kontrollbank
1.80% 3/22/10	JPY	547,000,000	4,685,179
			4,685,179
Germany – 1.49%
KFW
1.75% 3/23/10	JPY	291,000,000	2,489,049
3.50% 7/4/21	EUR	3,880,000	4,813,132
4.125% 7/4/17	EUR	8,360,000	11,243,585
8.25% 9/20/07	ISK	429,300,000	6,544,940
Rentenbank
1.375% 4/25/13	JPY	277,000,000	2,321,653
			27,412,359
Mexico – 0.03%
Pemex Project Funding
Master Trust
6.625% 6/15/35	USD	510,000	541,238
			541,238
Total Foreign Agencies
(cost $32,484,893)			32,638,776

Municipal Bonds – 0.49%
Augusta, Georgia Water
& Sewer Revenue
5.25% 10/1/39 (FSA)		925,000	993,959
♦Bear Creek, Colorado
Local Improvement
District #1 Mortgage
Pass Through
Certificates Class I
A-1 5.50% 5/25/47		4,645,000	4,642,166
California State
5.00% 2/1/33		75,000	77,868
§California State Refunded
5.00% 2/1/33-14		80,000	86,334
California State University
Systemwide Revenue
5.00% 11/1/30
(AMBAC)		385,000	407,496
Illinois State
Taxable Pension
5.10% 6/1/33		315,000	302,652
Massachusetts Health
& Education
Facilities Authority
Revenue Series A
5.00% 7/15/36		1,195,000	1,266,258
New Jersey Economic
Development
Authority Revenue
Cigarette Tax
5.75% 6/15/29		335,000	362,768
New York State Urban
Development Series
A-1 5.25% 3/15/34
(FGIC)		445,000	476,524
Oregon State
Taxable Pension
5.892% 6/1/27		305,000	320,860
West Virginia Economic
Development
Authority
5.37% 7/1/20 (MBIA)		90,000	90,339
Total Municipal Bonds
(cost $8,880,708)			9,027,224

Non-Agency Asset-Backed Securities – 1.29%
#Cendant Timeshare
Receivables
Funding Series
2004-1A A1 144A
3.67% 5/20/16		104,637	102,125
Countrywide Asset-
Backed Certificates
•Series 2006-4 2A2
5.50% 7/25/36		3,860,000	3,861,951
•Series 2006-11 1AF3
6.05% 9/25/46		2,365,000	2,384,705
•Series 2006-15 A3
5.689% 10/25/46		525,000	524,891
Series 2006-S3 A2
6.085% 6/25/21		1,495,000	1,508,869
•Series 2006-S7 A3
5.712% 11/25/35		3,255,000	3,240,534
•Series 2006-S9 A3
5.728% 8/25/36		2,165,000	2,152,333

(continues)     15

Statement of net assets

Delaware Diversified Income Fund

	Principal		Value
	Amount°		(U.S.$)
Non-Agency Asset-Backed Securities (continued)
Credit-Based Asset
Servicing and
Securitization
#Series 2006-SL1
A2 144A
5.556% 9/25/36	USD	1,415,000	$ 1,414,079
Series 2007-CB1 AF2
5.721% 1/25/37		1,180,000	1,182,981
#Dunkin Securitization
Series 2006-1
A2 144A
5.779% 6/20/31		1,845,000	1,879,717
•GMAC Mortgage
Loan Trust Series
2006-HE3 A2
5.75% 10/25/36		565,000	565,397
•#MASTR Specialized
Loan Trust Series
2005-2 A2 144A
5.006% 7/25/35		1,062,201	1,029,184
Mid-State Trust
Series 11 A1
4.864% 7/15/38		85,322	81,507
Series 2004-1 A
6.005% 8/15/37		154,832	157,862
Series 2005-1 A
5.745% 1/15/40		841,021	839,707
#Series 2006-1 A 144A
5.787% 10/15/40		418,999	418,344
•Option One Mortgage
Loan Trust Series
2005-4 A3
5.58% 11/25/35		715,000	715,966
Renaissance Home
Equity Loan Trust
Series 2005-4 A2
5.399% 2/25/36		790,000	786,758
Series 2005-4 A3
5.565% 2/25/36		500,000	498,474
#Sail Net Interest Margin
Series 2003-10A A
144A 7.50% 10/27/33		12,766	1
#Sierra Receivables Funding
Series 2003-2A A1
144A 3.03% 12/15/15		110,952	107,903
Structured Asset
Securities
Series 2001-SB1 A2
3.375% 8/25/31		450,733	406,565
•Series 2005-NC1 A7
5.55% 2/25/35		18,311	18,316
Total Non-Agency Asset-Backed Securities
(cost $23,914,742)			23,878,169

Non-Agency Collateralized Mortgage Obligations – 7.86%
Bank of America
Alternative Loan Trust
Series 2003-10 2A1
6.00% 12/25/33		306,156	307,065
Series 2004-2 1A1
6.00% 3/25/34		207,112	207,727
Series 2004-10 1CB1
6.00% 11/25/34		675,070	681,149
Series 2005-3 2A1
5.50% 4/25/20		598,063	596,568
Series 2005-5 2CB1
6.00% 6/25/35		1,320,519	1,324,027
Series 2005-6 7A1
5.50% 7/25/20		1,860,040	1,854,228
Series 2005-9 5A1
5.50% 10/25/20		1,271,769	1,267,000
Bank of America
Funding Series
2005-8 1A1
5.50% 1/25/36		3,783,139	3,711,022
•Bank of America
Mortgage Securities
Series 2003-D 1A2
6.853% 5/25/33		1,734	1,750
Series 2005-A 1A1
4.055% 2/25/35		210,091	209,238
•Bear Stearns Adjustable
Rate Mortgage Trust
Series 2003-7 9A
4.72% 10/25/33		2,953,986	2,900,525
Bear Stearns
Alternative-A Trust
Series 2006-3 33A1
6.171% 5/25/36		1,712,059	1,736,467
Series 2006-3 34A1
6.161% 5/25/36		1,092,052	1,107,232
Bear Stearns Asset
Backed Securities
Series 2005-AC8 A5
5.50% 11/25/35		1,468,969	1,465,439
Countrywide Alternative
Loan Trust
Series 2004-28CB 6A1
6.00% 1/25/35		2,488,450	2,494,283
•Series 2004-J7 1A2
4.673% 8/25/34		252,040	249,459
•Series 2005-63 3A1
5.893% 11/25/35		1,899,867	1,909,516
Series 2006-2CB A3
5.50% 3/25/36		1,348,685	1,345,315
♦Countrywide Home
Loan Mortgage Pass
Through Trust
•Series 2003-21 A1
4.076% 5/25/33		179,351	177,598

	Principal		Value
	Amount°		(U.S.$)
Non-Agency Collateralized Mortgage Obligations (continued)
♦Countrywide Home Loan Mortgage Pass
Through Trust (continued)
Series 2005-23 A1
5.50% 11/25/35	USD	5,086,413	$ 4,989,453
Series 2005-29 A1
5.75% 12/25/35		2,423,370	2,413,870
Series 2006-1 A2
6.00% 3/25/36		1,427,152	1,426,483
Series 2006-1 A3
6.00% 3/25/36		403,597	401,264
Series 2006-17 A5
6.00% 12/25/36		1,869,861	1,874,828
Series 2006-HYB3 3A1A
6.10% 5/20/36		1,629,611	1,654,413
•Series 2007-HYB1
4A2 5.974% 3/25/37		5,155,433	5,197,572
Credit Suisse First
Boston Mortgage
Securities
Series 2003-29 5A1
7.00% 12/25/33		76,739	78,634
Series 2004-1 3A1
7.00% 2/25/34		26,697	27,356
First Horizon Asset
Securities
Series 2003-5 1A17
8.00% 7/25/33		68,119	72,243
•Series 2004-AR5 4A1
5.708% 10/25/34		296,676	296,415
•GMAC Mortgage
Loan Trust Series
2005-AR2 4A
5.189% 5/25/35		1,537,945	1,524,314
#GSMPS Mortgage Loan Trust 144A
Series 1998-3 A
7.75% 9/19/27		85,686	90,084
Series 1999-3 A 144A
8.00% 8/19/29		171,670	181,535
Series 2006-RP1
1A2 144A
7.50% 1/25/36		1,443,827	1,499,154
Series 2005-RP1
1A3 144A
8.00% 1/25/35		1,657,629	1,760,005
Series 2005-RP1
1A4 144A
8.50% 1/25/35		646,117	691,726
Series 2006-RP1 1A3
8.00% 1/25/36		564,926	591,228
GSR Mortgage Loan
Trust Series 2006-1F
5A2 6.00% 2/25/36		657,408	653,607
•Indymac Index
Mortgage Loan Trust
Series 2005-
AR25 1A21
5.859% 12/25/35		1,859,312	1,872,513
Series 2006-AR2 1A1A
5.54% 4/25/46		1,888,828	1,891,166
•JPMorgan Mortgage Trust
Series 2004-A6 1A2
4.86% 12/25/34		1,707,909	1,687,818
Series 2005-A4 1A1
5.405% 7/25/35		1,018,412	1,014,987
Series 2005-A6 1A2
5.144% 9/25/35		2,210,000	2,232,628
Lehman Mortgage Trust
Series 2005-2 2A3
5.50% 12/25/35		1,493,542	1,494,431
•MASTR Adjustable Rate
Mortgages Trust
Series 2003-6 1A2
5.875% 12/25/33		109,799	111,641
Series 2005-6 7A1
5.358% 6/25/35		625,396	622,894
MASTR Alternative
Loans Trust
Series 2003-6 3A1
8.00% 9/25/33		55,196	56,519
Series 2003-9 1A1
5.50% 12/25/18		293,311	292,395
Series 2005-3 7A1
6.00% 4/25/35		766,790	771,668
#MASTR Reperforming
Loan Trust 144A
Series 2005-1 1A5
8.00% 8/25/34		686,526	727,098
Series 2005-2 1A4
8.00% 5/25/35		1,608,621	1,712,762
Morgan Stanley
Mortgage Loan Trust
Series 2006-2 6A
6.50% 2/25/36		781,394	794,457
Nomura Asset Acceptance
Series 2005-WF1 2A2
4.786% 3/25/35		1,785,000	1,762,623
•Series 2006-AF1 1A2
6.159% 5/25/36		1,600,000	1,621,457
Prime Mortgage Trust
Series 2004-CL1
1A1 6.00% 2/25/34		211,966	213,523
Residential Asset
Mortgage Products
Series 2004-SL1 A3
7.00% 11/25/31		174,589	177,168
Series 2004-SL4 A3
6.50% 7/25/32		429,184	437,337
Series 2005-SL1 A2
6.00% 5/25/32		811,529	821,312

(continues)     17

Statement of net assets

Delaware Diversified Income Fund

	Principal		Value
	Amount°		(U.S.$)
Non-Agency Collateralized Mortgage Obligations (continued)
•Residential Funding
Mortgage Securities I
Series 2006-SA3 3A1
6.048% 9/25/36	USD	1,554,348	$ 1,572,538
•Structured Adjustable Rate
Mortgage Loan Trust
Series 2004-18 5A
5.50% 12/25/34		422,829	421,833
Series 2005-3XS A2
5.57% 1/25/35		751,464	752,024
Structured Asset
Securities
•Series 2002-22H 1A
6.953% 11/25/32		76,109	78,008
Series 2004-5H A2
4.43% 12/25/33		783,646	774,382
Series 2004-12H 1A
6.00% 5/25/34		528,127	529,530
♦Washington Mutual
Alternative
Mortgage Pass
Through Certificates
Series 2005-1 5A2
6.00% 3/25/35		423,387	423,189
Series 2005-1 6A2
6.50% 3/25/35		83,935	85,023
Series 2005-9 3CB
5.50% 10/25/20		1,719,994	1,722,145
Series 2006-2 2CB
6.50% 3/25/36		946,427	961,658
Series 2006-5 2CB3
6.00% 7/25/36		1,563,072	1,582,578
•Series 2006-AR5 3A
5.954% 7/25/46		1,099,429	1,100,288
♦Washington Mutual
Pass Through
Certificates
Series 2003-S10 A2
5.00% 10/25/18		2,889,940	2,860,682
Series 2004-CB3 1A
6.00% 10/25/34		673,227	675,016
Series 2004-CB3 4A
6.00% 10/25/19		489,462	495,365
•Series 2006-AR7 1A
5.994% 7/25/46		805,138	804,257
•Series 2006-AR10
1A1 5.956% 9/25/36		1,591,476	1,610,917
•Series 2006-AR14 2A1
5.771% 11/25/36		10,493,803	10,565,984
Series 2007-HY3 4A1
5.357% 3/25/37		2,556,728	2,547,371
Wells Fargo Mortgage
Backed Securities Trust
•Series 2004-O A1
4.895% 8/25/34		12,222,909	12,032,683
•Series 2004-T A1
4.588% 9/25/34		809,130	815,452
Series 2005-12 1A7
5.50% 11/25/35		2,176,756	2,123,698
Series 2005-17 1A1
5.50% 1/25/36		1,797,469	1,760,958
Series 2005-17 1A2
5.50% 1/25/36		1,704,336	1,662,793
Series 2006-1 A3
5.00% 3/25/21		1,723,299	1,688,294
Series 2006-2 3A1
5.75% 3/25/36		1,825,677	1,818,882
Series 2006-4 2A3
5.75% 4/25/36		754,484	747,679
•Series 2006-AR4 1A1
5.864% 4/25/36		2,548,391	2,569,703
•Series 2006-AR4 2A1
5.779% 4/25/36		1,690,970	1,701,368
•Series 2006-AR5 2A1
5.533% 4/25/36		649,954	652,364
•Series 2006-AR6 7A1
5.111% 3/25/36		8,129,387	8,038,196
•Series 2006-AR10
5A1 5.60% 7/25/36		1,466,618	1,468,157
•Series 2006-AR14 2A4
6.105% 10/25/36		1,187,440	1,203,274
•Series 2006-AR18 2A2
5.732% 11/25/36		3,513,576	3,525,542
•Series 2006-AR19 A1
5.607% 12/25/36		4,156,378	4,167,092
Total Non-Agency Collateralized Mortgage
Obligations (cost $144,502,528)			144,825,112

Regional Agency – 0.59%
Australia – 0.59%
New South Wales
Treasury
5.50% 3/1/17	AUD	8,200,000	6,484,616
6.00% 5/1/12	AUD	5,302,000	4,344,424
Total Regional Agency
(cost $10,143,371)			10,829,040

Regional Authorities – 0.67%
Argentina – 0.12%
#Province of Buenos
Aires 144A
9.625% 4/18/28	USD	2,325,000	2,342,438
			2,342,438
Canada – 0.55%
Ontario Province
1.875% 1/25/10	JPY	145,000,000	1,242,598
4.50% 3/8/15	CAD	144,000	131,101
5.375% 12/2/12	CAD	1,487,000	1,413,655
Quebec Province
5.75% 12/1/36	CAD	4,950,000	5,196,786

	Principal		Value
	Amount°		(U.S.$)
Regional Authorities (continued)
Canada (continued)
Saskatchewan Province
4.75% 6/1/40	CAD	2,252,000	$ 2,089,410
			10,073,550
Total Regional Authorities
(cost $12,193,734)			12,415,988

«Senior Secured Loans – 2.61%
Aramark 7.08% 1/26/14	USD	921,289	927,047
Aramark 7.485% 1/26/14		65,841	66,253
@Avis Car Rental
6.63% 4/19/12		498,286	498,909
@AWAS Capital 2nd Lien
11.375% 3/21/13		2,101,099	2,132,615
Tranche A 6.75 3/21/13		396,772	393,797
Brand Energy &
Infrastructure 2nd Lien
11.375% 2/7/15		570,000	574,275
Community Health
9.36% 4/10/08		3,900,000	3,890,250
Ford Motor
8.36% 11/29/13		5,835,375	5,871,845
General Motors
7.725% 11/17/13		2,942,625	2,968,373
@Georgia Pacific Term
Tranche Loan B
7.353% 12/20/12		3,950,000	3,977,156
Goodyear Tire
7.10% 4/30/10		925,000	929,625
HCA Tranche B
7.614% 11/17/13		2,992,500	3,026,166
@HealthSouth
8.62% 3/10/13		4,066,763	4,102,346
Idearc 7.32% 11/1/14		1,296,750	1,308,097
Lyondell Chemical
7.121% 8/16/13		2,388,000	2,399,940
Talecris Biotherapeutics
2nd Lien
13.50% 12/6/14		1,775,000	1,828,250
Telesat Canada
9.00% 2/14/08		3,510,000	3,510,000
United Airlines
7.375% 2/1/14		2,200,000	2,200,000
Univision Communications
7.60% 9/15/14		985,000	985,000
@Visteon 8.61% 6/13/13		900,000	907,875
Wind Acquisition PIK
12.60% 12/7/11		2,400,000	2,445,000
Windstream Term Loan B
6.85% 7/17/13		3,090,000	3,109,313
Total Senior Secured Loans
(cost $47,767,533)			48,052,132

Sovereign Agency – 0.14%
Norway – 0.14%
Kommunalbanken
4.25% 10/24/11	NOK	15,530,000	2,531,211
Total Sovereign Agency
(cost $2,484,719)			2,531,211

Sovereign Debt – 17.99%
Argentina – 0.28%
Republic of Argentina
VII 7.00% 9/12/13	USD	1,150,000	1,114,733
X 7.00% 4/17/17		4,325,000	3,965,545
			5,080,278
Austria – 1.01%
Republic of Austria
5.25% 1/4/11	EUR	6,078,000	8,599,525
#144A 4.00% 9/15/16	EUR	7,513,000	10,095,042
			18,694,567
Brazil – 1.44%
Federal Republic of Brazil
6.00% 1/17/17	USD	1,090,000	1,113,435
10.25% 1/10/28	BRL	15,060,000	8,041,029
12.50% 1/5/22	BRL	16,100,000	9,953,217
•Nota do Tesouro
Nacional
(Treasury Note)
10.00% 1/12/12	BRL	15,035,000	7,424,182
			26,531,863
Colombia – 1.31%
Republic of Colombia
7.375% 9/18/37	USD	5,930,000	6,644,565
12.00% 10/22/15	COP	31,863,000,000	17,505,356
			24,149,921
Dominican Republic – 0.04%
#Dominican
Republic 144A
8.625% 4/20/27	USD	568,000	663,992
			663,992
El Salvador – 0.07%
Republic of El Salvador
7.65% 6/15/35	USD	1,180,000	1,368,800
			1,368,800
France – 0.70%
France Government O.A.T
4.00% 10/25/38	EUR	5,050,000	6,486,598
4.00% 4/25/55	EUR	5,076,000	6,505,344
			12,991,942
Germany – 0.50%
Deutschland Republic
6.25% 1/4/24	EUR	5,486,000	9,202,361
			9,202,361

(continues)     19

Statement of net assets

Delaware Diversified Income Fund

	Principal		Value
	Amount°		(U.S.$)
Sovereign Debt (continued)
Indonesia – 0.50%
Republic of Indonesia
10.00% 9/17/24	IDR	53,164,000,000	$ 5,817,991
#144A
6.625% 2/17/37	USD	3,450,000	3,424,125
			9,242,116
Jamaica – 0.23%
Jamaica Government
8.00% 3/15/39	USD	4,135,000	4,176,350
			4,176,350
Japan – 5.96%
Japan Government
2 yr Bond
0.70% 9/15/08	JPY	1,343,750,000	11,237,298
5 yr Bond
0.70% 9/20/08	JPY	50,000,000	418,284
1.50% 6/20/11	JPY	1,466,300,000	12,464,972
10 yr Bond
1.90% 6/20/16	JPY	1,764,550,000	15,213,389
20 yr Bond
2.00% 3/20/27	JPY	5,250,000,000	43,694,896
2.10% 12/20/26	JPY	1,140,650,000	9,627,967
2.30% 6/20/26	JPY	1,571,250,000	13,705,679
Japanese Government
CPI Linked Bond
10 yr Bond
0.80% 3/10/16		432,353,200	3,528,026
			109,890,511
Malaysia – 1.09%
Malaysian Government
3.718% 6/15/12	MYR	41,800,000	12,369,539
3.756% 4/28/11	MYR	16,708,000	4,940,329
3.814% 2/15/17	MYR	1,000,000	300,899
7.00% 3/15/09	MYR	7,752,000	2,410,326
			20,021,093
Mexico – 0.93%
Mexican Government
8.00% 12/17/15	MXN	105,905,000	9,834,525
9.00% 12/20/12	MXN	45,123,000	4,365,094
10.00% 12/5/24	MXN	27,100,000	3,008,087
			17,207,706
Norway – 0.76%
Norwegian Government
5.00% 5/15/15	NOK	47,948,000	8,178,628
6.50% 5/15/13	NOK	31,425,000	5,730,130
			13,908,758
Panama – 0.14%
Republic of Panama
6.70% 1/26/36	USD	1,480,000	1,572,500
7.25% 3/15/15		1,005,000	1,105,500
			2,678,000
Peru – 0.08%
Republic of Peru
6.55% 3/14/37	USD	1,420,000	1,505,910
			1,505,910
Philippines – 0.19%
Republic of Philippines
8.25% 1/15/14	USD	2,150,000	2,418,750
#144A 8.75% 10/7/16		940,000	1,113,900
			3,532,650
Poland – 0.14%
Poland Government
6.25% 10/24/15	PLN	6,629,000	2,546,214
			2,546,214
Republic of Korea – 0.20%
Government of South
Korea 4.25% 12/7/21	EUR	2,835,000	3,710,220
			3,710,220
Sweden – 0.32%
Sweden Government
5.50% 10/8/12	SEK	37,105,000	5,900,374
			5,900,374
Turkey – 0.68%
Republic of Turkey
6.875% 3/17/36	USD	7,705,000	7,502,744
7.00% 9/26/16		2,370,000	2,435,175
7.375% 2/5/25		2,415,000	2,499,525
			12,437,444
United Kingdom – 1.33%
U.K. Treasury
4.25% 3/7/11	GBP	6,130,000	11,793,598
4.75% 9/7/15	GBP	1,549,000	3,023,386
5.00% 3/7/12	GBP	1,725,000	3,410,927
5.00% 9/7/14	GBP	1,755,000	3,478,161
9.00% 7/12/11	GBP	1,233,000	2,800,630
			24,506,702
Uruguay – 0.05%
Republic of Uruguay
7.625% 3/21/36	USD	851,000	955,248
			955,248
Venezuela – 0.04%
Venezuela Government
9.375% 1/13/34		525,000	659,400
			659,400
Total Sovereign Debt
(cost $322,623,662)			331,562,420

Supranational Banks – 1.35%
Asia Development Bank
0.50% 10/9/12	AUD	3,002,000	1,832,747
European Investment Bank
1.40% 6/20/17	JPY	687,400,000	5,667,152
4.25% 12/7/10	GBP	2,471,000	4,719,358
Inter-American
Development Bank
1.90% 7/8/09	JPY	839,000,000	7,173,572

	Principal		Value
	Amount°		(U.S.$)
Supranational Banks (continued)
International Bank
for Reconstruction
& Development
13.625% 5/9/17	TRY	2,915,000	$ 2,093,587
Nordic Investment Bank
1.70% 4/27/17	JPY	400,000,000	3,364,298
Total Supranational Banks
(cost $24,733,149)			24,850,714

U.S. Treasury Obligations – 3.00%
U.S. Treasury Bonds
4.50% 2/15/36	USD	1,140,000	1,081,397
U.S. Treasury Inflation
Index Notes
¥2.00% 1/15/26		3,429,026	3,256,505
2.375% 4/15/11		978,942	992,709
2.375% 1/15/17		2,345,739	2,383,034
2.375% 1/15/27		1,165,303	1,174,271
¥3.00% 7/15/12		3,400,488	3,569,054
3.625% 1/15/08		10,585,257	10,723,362
U.S. Treasury Notes
4.50% 3/31/09		5,555,000	5,544,151
4.50% 3/31/12		4,860,000	4,857,536
4.625% 2/29/12		12,951,000	13,013,734
4.625% 2/15/17		8,625,000	8,623,655
Total U.S. Treasury Obligations
(cost $55,013,265)			55,219,408

	Number of
	Shares
Common Stock – 0.39%
†Adelphia		1,075,000	446,125
†Adelphia Recovery Trust
Series ACC-1		1,055,029	99,173
†Adelphia Recovery Trust
Series Arahova		3,425,203	1,815,358
†Century Communications		7,875,000	216,563
†Charter Communications
Class A		37,300	112,646
†Foster Wheeler		5,946	409,263
†Mirant		22,452	1,007,421
†Petroleum Geo-Services ADR		7,155	197,049
†Teekay Petrojarl ADR		2,385	28,071
†Time Warner Cable
Class A		79,929	2,942,985
†USgen		255,000	0
Total Common Stock
(cost $5,733,426)			7,274,654

Currency Options Purchased – 0.02%
Put USD 65,000,000, Call
JPY 7,634,250,000,
expiration date
5/10/07			$ 52,000
Put USD 65,060,000, Call
JPY 7,221,660,000,
expiration date
6/05/07			8,133
Put USD 48,772,000, Call
JPY 5,523,429,000,
expiration date
8/17/07			252,151
Total Currency Options Purchased
(cost $1,265,692)			312,284

Preferred Stock – 0.02%
Nexen 7.35%		11,800	300,310
Total Preferred Stock
(cost $299,930)			300,310

Warrants – 0.15%
†Argentina GDP Linked,
expiration date
12/15/35		18,388,000	2,804,170
†#Solutia144A, exercise
price $7.59,
expiration date
7/15/09		147	0
Total Warrants
(cost $2,438,265)			2,804,170

	Principal		Value
	Amount°		(U.S.$)
Repurchase Agreements – 8.15%
With BNP Paribas
5.10% 5/1/07
(dated 4/30/07,
to be repurchased
at $79,306,233,
collateralized by
$25,471,000
U.S. Treasury
Notes 2.75% due
8/15/07, market
value $25,449,089,
$749,000 U.S.
Treasury Notes
3.125% due
5/15/07, market
value $759,315,
$19,248,000 U.S.

(continues)     21

Statement of net assets

Delaware Diversified Income Fund

	Principal		Value
	Amount°		(U.S.$)
Repurchase Agreements (continued)
Treasury Notes
4.375% due
5/15/07, market
value $19,627,791
and $34,344,000
U.S. Treasury
Notes 4.75% due
11/15/08, market
value $35,107,505)	USD	79,295,000	$ 79,295,000
With Cantor Fitzgerald
5.09% 5/1/07
(dated 4/30/07,
to be repurchased
at $28,188,985,
collateralized by
$29,076,000 U.S.
Treasury Notes
3.625% due
7/15/09, market
value $28,780,499)		28,185,000	28,185,000
With UBS Warburg
5.10% 5/1/07
(dated 4/30/07,
to be repurchased
at $42,711,050,
collateralized by
$44,425,000 U.S.
Treasury Bills due
9/20/07, market
value $43,580,838)		42,705,000	42,705,000
Total Repurchase Agreements
(cost $150,185,000)			150,185,000

Total Value of Securities – 104.71%
(cost $1,900,080,488)			1,929,850,021
Liabilities Net of Receivables and
Other Assets – (4.71%)			(86,811,377)
Net Assets Applicable to 206,461,494
Shares Outstanding – 100.00%			$1,843,038,644

Net Asset Value – Delaware Diversified Income Fund
Class A ($1,313,323,163 / 147,115,877 Shares)			$8.93
Net Asset Value – Delaware Diversified Income Fund
Class B ($60,817,030 / 6,819,184 Shares)			$8.92
Net Asset Value – Delaware Diversified Income Fund
Class C ($364,170,893 / 40,798,719 Shares)			$8.93
Net Asset Value – Delaware Diversified Income Fund
Class R ($57,665,033 / 6,459,939 Shares)			$8.93
Net Asset Value – Delaware Diversified Income Fund
Institutional Class ($47,062,525 / 5,267,775 Shares)			$8.93

Components of Net Assets at April 30, 2007:
Shares of beneficial interest
(unlimited authorization – no par)	$1,801,730,229
Distributions in excess of net investment income	(1,520,995)
Accumulated net realized gain on investments	6,438,678
Net unrealized appreciation of investments and
foreign currencies	36,390,732
Total net assets	$1,843,038,644

°Principal amount shown is stated in the currency in which each security is denominated.

AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
COP — Colombian Peso
EUR — European Monetary Unit
GBP — British Pound Sterling
IDR — Indonesian Rupiah
ISK — Iceland Krona
JPY— Japanese Yen
MXN — Mexican Peso
MYR — Malaysia Ringgit
NOK — Norwegian Kroner
NZD — New Zealand Dollar
PLN — Polish Zloty
RUB — Russian Rubles
SEK — Swedish Krona
TRY — Turkish Lira
USD — United States Dollar

w	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

•	Variable rate security. The rate shown is the rate as of April 30, 2007.

^	Zero coupon security. The rate shown is the yield at the time of purchase.

‡	Non-income producing security. Security is currently in default.

¶	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.

§	Pre-Refunded bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 12 in “Notes to Financial Statements.”

«	Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (‘LIBOR’) and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2007, the aggregate amount of Rule 144A securities equaled $286,854,486, which represented 15.56% of the Fund’s net assets. See Note 12 in “Notes to Financial Statements.”

†	Non-income producing security for the period ended April 30, 2007.

Δ	Securities have been classified by country of origin.

¥	Fully or partially pledged as collateral for financial futures contracts.

=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At April 30, 2007, the aggregate amount of fair valued securities equaled $503,687, which represented 0.03% of the Fund’s net assets. See Note 1 in “Notes to Financial Statements.”

@	Illiquid security. At April 30, 2007, the aggregate amount of illiquid securities equaled $12,516,385, which represented 0.68% of the Fund’s net assets. See Note 12 in “Notes to Financial Statements.”

Summary of Abbreviations:
ADR — American Depositary Receipts
AMBAC — Insured by the AMBAC Assurance Corporation
ARM — Adjustable Rate Mortgage
CBO — Collateralized Bond Obligation
CPI — Consumer Price Index
CPN — Coupon
FGIC — Insured by the Federal Guaranty Insurance Company
FHLMC — Federal Home Loan Mortgage Corporation
FSA — Insured by Financial Security Assurance
GDP — Gross Domestic Product
GNMA — Government National Mortgage Association
GSMPS — Goldman Sachs Reperforming Mortgage Securities
MBIA — Insured by the Municipal Bond Insurance Association
O.A.T. — Obligation Assimilable au Tresor (Treasury Obligation)
PIK — Pay-In-Kind
REIT — Real Estate Investment Trust
S.F. — Single Family
TBA — To Be Announced
yr — Year

The following foreign currency exchange and foreign cross currency exchange contracts, futures contracts, and swap contracts were outstanding at April 30, 2007:

Foreign Currency Exchange Contracts[1]

					Unrealized
Contracts to				Settlement	Appreciation
Receive (Deliver)		In Exchange For		Date	(Depreciation)
AUD	(11,500,000)	USD	9,558,570	5/31/07	$ 16,658
CAD	3,095,952	NOK	(16,466,600)	5/31/07	21,881
CAD	1,411,077	NZD	(1,692,000)	5/31/07	22,299
EUR	6,633,633	GBP	(4,525,000)	5/31/07	17,751
EUR	1,700,000	JPY	(273,883,940)	5/31/07	20,695
EUR	5,532,262	JPY	(888,000,000)	5/31/07	95,025
EUR	1,409,846	NZD	(2,577,000)	5/31/07	22,368
EUR	1,098,301	USD	(1,500,000)	5/2/07	(1,259)
EUR	455,549	USD	(619,095)	5/30/07	3,349
EUR	(5,685,000)	USD	7,767,245	5/31/07	(789)
EUR	(12,000,000)	USD	16,390,200	5/31/07	(6,705)
EUR	(81,000)	USD	107,123	6/8/07	(3,586)
EUR	(3,172,700)	USD	4,174,417	6/8/07	(161,976)
GBP	4,241,779	JPY	(1,001,730,000)	5/31/07	59,987
GBP	1,153,000	USD	(2,261,563)	6/8/07	43,405
GBP	(2,580,000)	USD	5,166,269	5/31/07	8,263
JPY	1,092,562,592	EUR	(6,731,000)	5/31/07	(10,123)
JPY	298,219,845	USD	2,498,700	5/2/07	(2,928)
JPY	(5,162,000,000)	USD	43,726,493	5/31/07	336,005
JPY	(879,445,000)	USD	7,438,928	5/31/07	46,532
MXN	(12,757,000)	USD	1,167,043	5/2/07	2,265
MXN	(7,999,000)	USD	731,769	5/2/07	1,420
MXN	4,496,600	USD	411,909	5/3/07	(1,373)
MXN	4,559,900	USD	(417,708)	5/3/07	(1,392)
PLN	1,212,652	USD	(437,600)	5/2/07	(506)
PLN	8,752,500	USD	(3,013,635)	6/8/07	144,944
SEK	19,439,220	EUR	(2,121,000)	5/31/07	8,988
					$ 681,198

Futures Contracts[2]
	Notional
Contracts to	Cost	Notional	Expiration	Unrealized
Buy (Sell)	(Proceeds)	Value	Date	Appreciation
304 U.S. Treasury
2 year Notes	$ 62,145,162	$ 62,234,500	6/30/07	$ 89,338
2,291 U.S. Treasury
5 year Notes	241,809,484	242,452,234	6/30/07	642,750
22 U.S. Treasury
10 year Notes	2,380,257	2,383,219	6/30/07	2,962
(71) U.S. Treasury
Long Bond	(7,968,809)	(7,934,250)	6/30/07	34,559
				$769,609

Swap Contracts[3]

Credit Default Swap Contracts
		Annual		Unrealized
Swap Counterparty &	Notional	Protection	Termination	Appreciation
Referenced Obligation	Amount	Payments	Date	(Depreciation)
Protection
Purchased:
Goldman Sachs
Beazer Homes
5yr CDs
Home Equity
BBB-Index	$ 4,750,000	3.08%	6/20/12	$ 117,993
Goldman Sachs
CDS IndexCo
ABX Home
Equity BBB-Index	9,000,000	2.42%	5/25/46	1,996,575
Goldman Sachs
CDS IndexCo
ABX Home
Equity BBB Index	31,530,000	2.67%	7/25/45	3,243,579
JPMorgan Chase Bank
ABX Home Equity
BBB-Index 06-1	10,370,000	2.67%	7/25/45	(211,809)
				$5,146,338

(continues)     23

Statement of net assets

Delaware Diversified Income Fund

The use of foreign currency and foreign cross currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 8 in “Notes to Financial Statements.”
2 See Note 9 in “Notes to Financial Statements.”
3 See Note 11 in “Notes to Financial Statements.”

Net Asset Value and Offering Price Per Share –
Delaware Diversified Income Fund
Net asset value Class A (A)	$8.93
Sales charge (4.50% of offering price) (B)	0.42
Offering price	$9.35

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes

Statement of operations

Delaware Diversified Income Fund

Six Months Ended April 30, 2007 (Unaudited)

Investment Income:
Interest	$48,825,672
Dividends	108,218	$48,933,890

Expenses:
Management fees	3,877,969
Distribution expense – Class A	1,648,729
Distribution expense – Class B	289,148
Distribution expense – Class C	1,495,391
Distribution expense – Class R	147,672
Dividend disbursing and transfer agent fees and expenses	1,359,868
Accounting and administration expenses	311,649
Trustees’ fees and benefits	141,072
Legal fees	111,988
Reports and statements to shareholders	108,625
Registration fees	105,964
Custodian fees	82,143
Audit and tax fees	31,442
Insurance fees	24,871
Consulting fees	13,130
Pricing fees	13,101
Dues and services	3,279
Taxes (other than taxes on income)	7,500
Trustees’ expenses	2,909	9,776,450
Less expenses absorbed or waived		(214,815)
Less waived distribution expenses – Class A		(274,788)
Less waived distribution expenses – Class R		(24,612)
Less expense paid indirectly		(55,902)
Total operating expenses		9,206,333
Net Investment Income		39,727,557

Net Realized and Unrealized Gain on Investments and Foreign Currencies:
Net realized gain on:
Investment transactions		15,679,741
Futures contracts		2,547,168
Swap contracts		1,224,885
Options written		10,541
Foreign currencies		1,836,902
Net realized gain		21,299,237
Net change in unrealized appreciation/depreciation of investments and foreign currencies		21,424,549
Net Realized and Unrealized Gain on Investments and Foreign Currencies		42,723,786

Net Increase in Net Assets Resulting from Operations		$82,451,343

See accompanying notes

Statements of changes in net assets

Delaware Diversified Income Fund

	Six Months	Year
	Ended	Ended
	4/30/07	10/31/06
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$ 39,727,557	$ 55,478,843
Net realized gain (loss) on investments and foreign currencies	21,299,237	(5,701,313)
Net change in unrealized appreciation/depreciation of investments and foreign currencies	21,424,549	32,230,707
Net increase in net assets resulting from operations	82,451,343	82,008,237

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(29,387,218)	(39,351,391)
Class B	(1,329,130)	(2,254,026)
Class C	(6,875,603)	(9,397,912)
Class R	(1,255,139)	(1,570,883)
Institutional Class	(1,253,697)	(1,324,368)

Return of capital:
Class A	—	(3,548,271)
Class B	—	(208,956)
Class C	—	(976,127)
Class R	—	(159,744)
Institutional Class	—	(150,752)
	(40,100,787)	(58,942,430)

Capital Share Transactions:
Proceeds from shares sold:
Class A	414,784,604	459,327,617
Class B	7,176,302	14,289,473
Class C	113,246,578	103,622,410
Class R	18,810,409	32,800,652
Institutional Class	19,690,318	30,664,270

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	25,558,626	36,958,975
Class B	1,024,676	1,835,437
Class C	5,655,679	8,446,584
Class R	1,246,347	1,694,118
Institutional Class	1,164,768	1,349,415
	608,358,307	690,988,951
Cost of shares repurchased:
Class A	(117,683,742)	(260,265,323)
Class B	(5,521,551)	(14,128,569)
Class C	(27,225,951)	(70,291,647)
Class R	(6,970,800)	(14,698,809)
Institutional Class	(15,779,587)	(5,226,125)
	(173,181,631)	(364,610,473)
Increase in net assets derived from capital share transactions	435,176,676	326,378,478
Net Increase in Net Assets	477,527,232	349,444,285

Net Assets:
Beginning of period	1,365,511,412	1,016,067,127
End of period (Distributions in excess of net investment income
of $1,520,995 and $1,670,253, respectively.)	$1,843,038,644	$1,365,511,412

See accompanying notes

Financial highlights

Delaware Diversified Income Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	4/30/07[1]	10/31/06	10/31/05	10/31/04	10/31/03	10/31/02*
	(Unaudited)
Net asset value, beginning of period	$8.690	$8.540	$8.930	$8.590	$8.960	$9.440

Income (loss) from investment operations:
Net investment income[2]	0.230	0.427	0.328	0.377	0.374	0.444
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.243	0.175	(0.229)	0.450	0.804	(0.001)
Total from investment operations	0.473	0.602	0.099	0.827	1.178	0.443

Less dividends and distributions from:
Net investment income	(0.233)	(0.420)	(0.389)	(0.434)	(1.274)	(0.477)
Net realized gain on investments	—	—	(0.092)	(0.053)	(0.274)	(0.446)
Return of capital	—	(0.032)	(0.008)	—	—	—
Total dividends and distributions	(0.233)	(0.452)	(0.489)	(0.487)	(1.548)	(0.923)

Net asset value, end of period	$8.930	$8.690	$8.540	$8.930	$8.590	$8.960

Total return[3]	5.51%	7.27%	1.04%	9.92%	14.80%	5.39%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,313,323	$960,616	$708,433	$294,033	$83,100	$4,391
Ratio of expenses to average net assets	1.01%	1.00%	1.00%	1.02%	1.00%	0.58%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	1.09%	1.13%	1.14%	1.19%	1.60%	1.11%
Ratio of net investment income to average net assets	5.27%	5.01%	3.72%	4.33%	4.51%	5.09%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	5.19%	4.88%	3.58%	4.16%	3.91%	4.56%
Portfolio turnover	237%	296%	417%	452%	620%	545%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.
* Effective October 28, 2002, Delaware Pooled Trust-The Delaware Diversified Core Fixed Income Portfolio (“Pooled Trust Portfolio”) was merged into Delaware Adviser Funds-Delaware Diversified Income Fund. The financial highlights for the periods prior to October 28, 2002 reflect the operating history of the Pooled Trust Portfolio. Performance prior to October 28, 2002 does not reflect the impact of distribution and service (12b-1) fees and the higher management and transfer agency fees currently borne by holders of Class A shares.

See accompanying notes

(continues)     27

Financial highlights

Delaware Diversified Income Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	4/30/07[1]	10/31/06	10/31/05	10/31/04	10/31/03
	(Unaudited)
Net asset value, beginning of period	$8.680	$8.540	$8.920	$8.590	$8.960

Income (loss) from investment operations:
Net investment income[2]	0.198	0.362	0.262	0.312	0.313
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.242	0.166	(0.219)	0.440	0.807
Total from investment operations	0.440	0.528	0.043	0.752	1.120

Less dividends and distributions from:
Net investment income	(0.200)	(0.356)	(0.323)	(0.369)	(1.216)
Net realized gain on investments	—	—	(0.092)	(0.053)	(0.274)
Return of capital	—	(0.032)	(0.008)	—	—
Total dividends and distributions	(0.200)	(0.388)	(0.423)	(0.422)	(1.490)

Net asset value, end of period	$8.920	$8.680	$8.540	$8.920	$8.590

Total return[3]	5.12%	6.35%	0.30%	9.10%	14.03%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$60,817	$56,570	$53,626	$43,335	$16,147
Ratio of expenses to average net assets	1.76%	1.75%	1.75%	1.77%	1.75%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	1.79%	1.83%	1.84%	1.89%	2.30%
Ratio of net investment income to average net assets	4.52%	4.26%	2.97%	3.58%	3.76%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	4.49%	4.18%	2.88%	3.46%	3.21%
Portfolio turnover	237%	296%	417%	452%	620%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

As of October 31, 2002, the Delaware Diversified Income Fund Class B had one share outstanding, representing the initial seed purchase. Shareholder data for this class is not disclosed because management does not believe it to be meaningful.

See accompanying notes

Delaware Diversified Income Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months					10/28/02[2]
	Ended	Year Ended				to
	4/30/07[1]	10/31/06	10/31/05	10/31/04	10/31/03	10/31/02
	(Unaudited)
Net asset value, beginning of period	$8.690	$8.540	$8.930	$8.590	$8.960	$8.860

Income (loss) from investment operations:
Net investment income[3]	0.198	0.363	0.263	0.312	0.315	0.005
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.242	0.175	(0.230)	0.450	0.798	0.095
Total from investment operations	0.440	0.538	0.033	0.762	1.113	0.100

Less dividends and distributions from:
Net investment income	(0.200)	(0.356)	(0.323)	(0.369)	(1.209)	—
Net realized gain on investments	—	—	(0.092)	(0.053)	(0.274)	—
Return of capital	—	(0.032)	(0.008)	—	—	—
Total dividends and distributions	(0.200)	(0.388)	(0.423)	(0.422)	(1.483)	—

Net asset value, end of period	$8.930	$8.690	$8.540	$8.930	$8.590	$8.960

Total return[4]	5.12%	6.47%	0.29%	9.11%	13.95%	1.13%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$364,171	$264,265	$218,077	$109,911	$48,989	$10
Ratio of expenses to average net assets	1.76%	1.75%	1.75%	1.77%	1.75%	1.75%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	1.79%	1.83%	1.84%	1.89%	2.30%	—[5]
Ratio of net investment income to average net assets	4.52%	4.26%	2.97%	3.58%	3.76%	4.01%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	4.49%	4.18%	2.88%	3.46%	3.21%	—[5]
Portfolio turnover	237%	296%	417%	452%	620%	545%[6]

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.
[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.
[5] The ratios of expenses and net investment income to average net assets prior to expense limitation and expenses paid indirectly have been omitted as management believes that such ratios for this relatively short period of time are not meaningful.
[6] Portfolio turnover is representive of the Fund for the entire year.

See accompanying notes

(continues)      29

Financial highlights

Delaware Diversified Income Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months				6/2/03[2]
	Ended	Year Ended			to
	4/30/07[1]	10/31/06	10/31/06	10/31/05	10/31/03
	(Unaudited)
Net asset value, beginning of period	$8.690	$8.540	$8.930	$8.590	$8.620

Income (loss) from investment operations:
Net investment income[3]	0.220	0.406	0.301	0.347	0.142
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.242	0.174	(0.231)	0.450	(0.036)
Total from investment operations	0.462	0.580	0.070	0.797	0.106

Less dividends and distributions from:
Net investment income	(0.222)	(0.398)	(0.360)	(0.404)	(0.136)
Net realized gain on investments	—	—	(0.092)	(0.053)	—
Return of capital	—	(0.032)	(0.008)	—	—
Total dividends and distributions	(0.222)	(0.430)	(0.460)	(0.457)	(0.136)

Net asset value, end of period	$8.930	$8.690	$8.540	$8.930	$8.590

Total return[4]	5.37%	7.00%	0.71%	9.55%	1.24%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$57,665	$43,247	$22,661	$5,557	$256
Ratio of expenses to average net assets	1.26%	1.25%	1.31%	1.37%	1.35%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	1.39%	1.43%	1.44%	1.49%	1.98%
Ratio of net investment income to average net assets	5.02%	4.76%	3.41%	3.98%	4.20%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	4.89%	4.58%	3.28%	3.86%	3.57%
Portfolio turnover	237%	296%	417%	452%	620%[5]

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.
[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.
[5] Portfolio turnover is representive of the Fund for the entire year.

See accompanying notes

Delaware Diversified Income Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	4/30/07[1]	10/31/06	10/31/06	10/31/05	10/31/03
	(Unaudited)
Net asset value, beginning of period	$8.700	$8.550	$8.930	$8.600	$8.960

Income (loss) from investment operations:
Net investment income[2]	0.241	0.449	0.350	0.399	0.395
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.233	0.173	(0.218)	0.439	0.806
Total from investment operations	0.474	0.622	0.132	0.838	1.201

Less dividends and distributions from:
Net investment income	(0.244)	(0.440)	(0.412)	(0.455)	(1.287)
Net realized gain on investments	—	—	(0.092)	(0.053)	(0.274)
Return of capital	—	(0.032)	(0.008)	—	—
Total dividends and distributions	(0.244)	(0.472)	(0.512)	(0.508)	(1.561)

Net asset value, end of period	$8.930	$8.700	$8.550	$8.930	$8.600

Total return[3]	5.51%	7.52%	1.41%	10.05%	15.10%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$47,063	$40,813	$13,270	$6,194	$567
Ratio of expenses to average net assets	0.76%	0.75%	0.75%	0.77%	0.75%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	0.79%	0.83%	0.84%	0.89%	1.30%
Ratio of net investment income to average net assets	5.52%	5.26%	3.97%	4.58%	4.76%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	5.49%	5.18%	3.88%	4.46%	4.21%
Portfolio turnover	237%	296%	417%	452%	620%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

As of October 31, 2002, the Delaware Diversified Income Fund Institutional Class had one share outstanding, representing the initial seed purchase. Shareholder data for this class is not disclosed because management does not believe it to be meaningful.

See accompanying notes

Notes to financial statements

Delaware Diversified Income Fund

April 30, 2007 (Unaudited)

Delaware Group Adviser Funds (the “Trust”) is organized as a Delaware statutory trust and offers two series: Delaware Diversified Income Fund and Delaware U.S. Growth Fund. These financial statements and related notes pertain to the Delaware Diversified Income Fund (the “Fund”). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended. The Fund offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 4.50% . Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. Effective at the close of business on May 31, 2007, the Fund no longer accepts new purchases of Class B shares, other than dividend reinvestment and certain permitted exchanges.

The investment objective of the Fund is to seek maximum long-term total return, consistent with reasonable risk.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are normally valued at the last quoted sales price before the Fund is valued. U.S. Government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and asked prices. Swap contracts and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair value will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, “Fair Value Measurements”, (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes — The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet a more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in fund net asset value calculations as late as the fund’s last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on April 30, 2008. Although the Fund’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund’s financial statements.

Class Accounting — Investment income and common expenses are allocated to the classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gains (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

1. Significant Accounting Policies (continued)

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in the foreign exchange rates from that which are due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Withholding taxes on foreign interest have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.55% on the first $500 million of average daily net assets of the Fund, 0.50% on the next $500 million, 0.45% on the next $1.5 billion and 0.425% on average daily net assets in excess $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, 12b-1 plan expense, certain insurance costs and non-routine expenses, do not exceed 0.75% of average daily net assets of the Fund through February 28, 2008.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee computed at the annual rate of 0.04% of the Fund’s average daily net assets for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend and disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to waive distribution and service fees through February 28, 2008, in order to prevent distribution and service fees of Class A and Class R shares from exceeding 0.25% and 0.50%, respectively, of average daily net assets.

At April 30, 2007, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$689,299
Dividend disbursing, transfer agent, accounting,
administration fees and other
expenses payable to DSC	241,805
Distribution fee payable to DDLP	625,152
*Other expenses payable to DMC and affiliates	90,146

*DMC as part of its administrative services pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses included items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended April 30, 2007, the Fund was charged $41,348 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the six months ended April 30, 2007, DDLP earned $137,904 for commissions on sales of the Fund’s Class A shares. For the six months ended April 30, 2007, DDLP received gross CDSC commissions of $19,489, $38,621and $19,247 on redemption of the Fund’s Class A, Class B, and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares.

Trustees’ fees and benefits include expenses accrued by the Fund for each Trustee’s retainer, per meeting fees and retirement benefits. Independent Trustees with over five years of uninterrupted service were eligible to participate in a retirement plan that provided for the payment of benefits upon retirement. The amount of the retirement benefit was determined based on factors set forth in the plan, including the number of years of service. On November 16, 2006, the Board of Trustees of the Fund unanimously voted to terminate the retirement plan. Payments equal to the net present value of the earned benefits were made in 2007 to those independent trustees so entitled. The retirement benefit payout for the Fund was $161,772. Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

(continues)      33

Notes to financial statements

Delaware Diversified Income Fund

3. Investments

For the six months ended April 30, 2007, the Fund made purchases of $1,792,157,228 and sales of $1,357,012,951 of investment securities other than U.S. government securities and short-term investments. For the six months ended April 30, 2007, the Fund made purchases of $343,620,180 and sales of $377,698,990 of long term U.S. government securities.

At April 30, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At April 30, 2007, the cost of investments was $1,903,203,482. At April 30, 2007, the net unrealized appreciation was $26,646,539 of which $35,883,387 related to unrealized appreciation of investments and $9,236,848 related to unrealized depreciation of investments.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principals. Additionally, gains (losses) on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the period ended April 30, 2007 and the year ended October 31, 2006 was as follows:

	Six Months	Year
	Ended	Ended
	4/30/07*	10/31/06
Ordinary income	$40,100,787	$53,898,580
Long-term capital gain	—	—
Return of capital	—	5,043,850
Total	$40,100,787	$58,942,430

*Tax information for the period ended April 30, 2007 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of April 30, 2007, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$1,801,730,229
Undistributed ordinary income	5,061,502
Realized gains 11/1/06 – 4/30/07	19,827,395
Capital loss carryforwards as of 10/31/06	(9,537,095)
Other temporary differences	(1,222,694)
Unrealized appreciation of investments,
swap contracts and foreign currencies	27,179,307
Net assets	$1,843,038,644

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, mark-to-market on futures contracts, foreign currency contracts, credit default swap contracts, straddles, contingent payment debt instruments, and tax treatment of market discount and premium on debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions, contingent payment debt instruments, credit default swap contracts, market discount and premium on certain debt instruments and paydowns of mortgage- and asset-backed securities. Results of operations and net assets were not affected by these reclassifications. For the six months ended April 30, 2007, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

Undistributed net investment income	$ 522,488
Accumulated net realized loss	(522,488)

For federal income tax purposes, capital loss carryforwards maybe carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $2,578,031 expires in 2008 and $2,131,045 expires in 2009, $4,828,019 expires in 2014. The capital loss carryforward includes losses in the amount of $4,709,076 as a result of the acquisition of Delaware Strategic Income Fund in 2004. The use of these losses is subject to an annual limitation in accordance with the Internal Revenue Code. For the six months ended April 30, 2007, the Fund had capital gains of $19,827,395 which may reduce the capital loss carryforwards.

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	4/30/07	10/31/06
Shares sold:
Class A	47,029,989	53,734,787
Class B	814,645	1,673,744
Class C	12,833,117	12,120,918
Class R	2,134,398	3,842,095
Institutional Class	2,233,716	3,593,381

Shares issued upon reinvestment of
dividends and distributions:
Class A	2,896,260	4,325,551
Class B	116,289	215,010
Class C	641,148	988,807
Class R	141,271	198,250
Institutional Class	131,973	157,836
	68,972,806	80,850,379
Shares repurchased:
Class A	(13,353,853)	(30,461,500)
Class B	(627,149)	(1,656,267)
Class C	(3,090,885)	(8,230,999)
Class R	(791,999)	(1,717,253)
Institutional Class	(1,790,609)	(611,365)
	(19,654,495)	(42,677,384)
Net increase	49,318,311	38,172,995

6. Capital Shares (continued)

For the six months ended April 30, 2007 and the year ended October 31, 2006, 129,589 Class B shares were converted to 129,514 Class A shares valued at $1,143,206 and 280,718 Class B shares were converted to 280,476 Class A shares valued at $2,394,954, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table on the previous page and the Statement of Changes in Net Assets.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (the “Participants”), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants’ on the basis of each participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of April 30, 2007, or at any time during the period then ended.

8. Foreign Currency Exchange Contracts

The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The unrealized gain (loss) is included in liabilities net of receivables and other assets on the Statement of Net Assets.

9. Futures Contracts

The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. The unrealized gain (loss) is included in liabilities net of receivables and other assets on the Statement of Net Assets.

10. Options Written

During the six months ended April 30, 2007, the Fund entered into options contracts in accordance with its investment objectives. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Transactions in options written during the six months ended April 30, 2007 for Delaware Diversified Income Fund were as follows:

	Number of contracts	Premiums
Options outstanding at
October 31, 2006	—	$—
Options written	4,900,000	10,541
Options expired	(4,900,000)	(10,541)
Options outstanding at
April 30, 2007	$ —	$—

(continues)     35

Notes to financial statements

Delaware Diversified Income Fund

11. Swap Contracts

The Fund may enter into index swap contracts and credit default swap (“CDS”) contracts in accordance with its investment objectives. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.

A CDS contract is a risk-transfer instrument through which one party (the “purchaser of protection”) transfers to another party (the “seller of protection”) the financial risk of a Credit Event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a Credit Event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty.

During the period ended April 30, 2007, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments on such contracts are accrued daily and recorded as unrealized losses on swap contracts. Upon payment, such amounts are recorded as realized losses on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as realized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a Credit Event or the maturity or termination of the agreement. For the period ended April 30, 2007, the Fund did not enter into any CDS contracts as a seller of protection.

Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund enters into a CDS contract as a purchaser of protection and no credit event occurs, its exposure is limited to the periodic payments previously made to the counterparty.

Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.

12. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 60% of its net assets in high-yield fixed income securities, which carry ratings of BB or lower by Standard & Poor’s Ratings Group and/or Ba or lower by Moody’s Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt

12. Credit and Market Risk (continued)

to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates. Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract and are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s Investors Service, Inc., Standard & Poor’s Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Rule 144A and Illiquid securities have been identified on the Statement of Net Assets.

13. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

14. Subsequent Event

As of the close of business on May 31, 2007, each Fund in the Delaware Investments® Family of Funds no longer accepts new or subsequent investments in Class B shares of the funds, other than a reinvestment of dividends or capital gains or permitted exchanges. Existing shareholders of Class B shares may continue to hold their Class B shares, reinvest dividends into Class B shares, and exchange their Class B shares of one Fund for Class B shares of another Fund, as permitted by existing exchange privileges. Existing Class B shareholders wishing to make subsequent purchases in a Fund’s shares will be permitted to invest in other classes of the Fund, subject to that class’ pricing structure and eligibility requirements, if any.

For Class B shares outstanding as of May 31, 2007 and Class B shares acquired upon reinvestment of dividends or capital gains, all Class B share attributes, including the CDSC schedules, conversion to Class A schedule, and distribution and service (12b-1) fees, will continue in their current form. However, as of the close of business on May 31, 2007, reinvestment of redeemed shares with respect to Class B shares (which, as described in the prospectus, permits you to reinvest within 12 months of selling your shares and have any CDSC you paid on such shares credited back to your account) has been discontinued. In addition, because a Fund’s or its distributor’s ability to assess certain sales charges and fees is dependent on the sale of new shares, the termination of new purchases of Class B shares could ultimately lead to the elimination and/or reduction of such sales charges and fees. A Fund may not be able to provide shareholders with advance notice of the reduction in these sales charges and fees. You will be notified via a Prospectus Supplement if there are any changes to any attributes, sales charges, or fees.

About the organization

This semiannual report is for the information of Delaware Diversified Income Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Diversified Income Fund and the Delaware Investments® Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr
Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven
Consultant
ARL Associates
New York, NY

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers

David F. Connor
Vice President, Deputy General Counsel,
and Secretary
Delaware Investments Family of Funds
Philadelphia, PA

David P. O’Connor
Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

John J. O’Connor
Senior Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

Richard Salus
Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

Contact information

Investment manager
Delaware Management Company, a series
of Delaware Management Business Trust
Philadelphia, PA

National distributor
Delaware Distributors, L.P.
Philadelphia, PA

Shareholder servicing, dividend
disbursing, and transfer agent
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For shareholders
800 523-1918

For securities dealers and financial
institutions representatives only
800 362-7500

Web site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund’s Web site at http://www.delawareinvestments.com; and (iii) on the Commission’s Web site at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at http://www.delawareinvestments.com; and (ii) on the Commission’s Web site at http://www.sec.gov.

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Please call our Shareholder Service Center at 800 523-1918 Monday through Friday from 8:00 a.m. to 7:00 p.m., Eastern Time, for assistance with any questions.

(1883)	Printed in the USA
SA-189 [4/07] CGI 6/07	MF-07-05-011 PO11903

Semiannual Report	Delaware
U.S. Growth Fund

April 30, 2007

                                              Growth equity mutual fund

Table of contents

> Disclosure of Fund expenses	1
> Sector allocation and top 10 holdings	2
> Statement of net assets	3
> Statement of operations	5
> Statements of changes in net assets	6
> Financial highlights	7
> Notes to financial statements	12
> About the organization	16

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management
Business Trust, which is a registered investment advisor.

© 2007 Delaware Distributors, L.P.

Disclosure of Fund expenses

For the period November 1, 2006 to April 30, 2007

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2006 to April 30, 2007.

Actual Expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Delaware U.S. Growth Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	11/1/06 to
	11/1/06	4/30/07	Ratios	4/30/07*
Actual Fund Return
Class A	$1,000.00	$1,040.40	1.06%	$5.36
Class B	1,000.00	1,036.50	1.76%	8.89
Class C	1,000.00	1,036.80	1.76%	8.89
Class R	1,000.00	1,040.00	1.26%	6.37
Institutional Class	1,000.00	1,042.20	0.76%	3.85
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,019.54	1.06%	$5.31
Class B	1,000.00	1,016.07	1.76%	8.80
Class C	1,000.00	1,016.07	1.76%	8.80
Class R	1,000.00	1,018.55	1.26%	6.31
Institutional Class	1,000.00	1,021.03	0.76%	3.81

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

1

Sector allocation and top 10 holdings

Delaware U.S. Growth Fund

As of April 30, 2007

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector	of Net Assets
Common Stock	99.29%
Basic Industry/Capital Goods	3.73%
Business Services	16.76%
Consumer Non-Durables	15.73%
Consumer Services	16.52%
Financials	8.23%
Health Care	17.70%
Technology	20.62%
Repurchase Agreements	0.61%
Total Value of Securities	99.90%
Receivables and Other Assets Net of Liabilities	0.10%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time.
They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Holdings	of Net Assets
QUALCOMM	5.59%
Google Class A	4.92%
IntercontinentalExchange	4.82%
eBay	4.70%
UnitedHealth Group	4.67%
Genetech	4.66%
Allergan	4.40%
Procter & Gamble	4.38%
United Parcel Service Class B	4.30%
Walgreen	4.08%

2

Statement of net assets

Delaware U.S. Growth Fund

April 30, 2007 (Unaudited)

	Number of
	Shares	Value
Common Stock – 99.29%
Basic Industry/Capital Goods – 3.73%
Praxair	525,000	$ 33,888,750
		33,888,750
Business Services – 16.76%
Expeditors International Washington	685,000	28,633,000
Moody’s	410,000	27,109,200
Paychex	880,000	32,648,000
†Research in Motion	190,000	25,000,200
United Parcel Service Class B	555,000	39,088,650
		152,479,050
Consumer Non-Durables – 15.73%
Procter & Gamble	620,000	39,872,200
Staples	1,410,000	34,968,000
Walgreen	845,000	37,095,500
Wal-Mart Stores	650,000	31,148,000
		143,083,700
Consumer Services – 16.52%
†eBay	1,260,000	42,764,400
International Game Technology	830,000	31,656,200
†MGM MIRAGE	425,000	28,581,250
Weight Watchers International	515,000	24,714,850
Western Union	1,070,000	22,523,500
		150,240,200
Financials – 8.23%
Chicago Mercantile Exchange
Holdings Class A	60,000	31,005,000
†IntercontinentalExchange	345,000	43,815,000
		74,820,000
Health Care – 17.70%
Allergan	330,000	39,996,000
†Genentech	530,000	42,394,700
UnitedHealth Group	800,000	42,448,000
†Zimmer Holdings	400,000	36,192,000
		161,030,700
Technology – 20.62%
†Google Class A	95,000	44,781,100
†Intuit	1,210,000	34,424,500
QUALCOMM	1,160,000	50,808,000
†SanDisk	575,000	24,983,750
Seagate Technology	1,470,000	32,560,500
		187,557,850
Total Common Stock (cost $814,900,059)		903,100,250

	Principal
	Amount
Repurchase Agreements – 0.61%
With BNP Paribas 5.10% 5/1/07
(dated 4/30/07, to be repurchased
at $2,943,417, collateralized by
$945,000 U.S. Treasury Notes
2.75% due 8/15/07, market value
$944,523, $28,000 U.S. Treasury
Notes 3.125% due 5/15/07,
market value $28,181, $714,000
U.S. Treasury Notes 4.375% due
5/15/07, market value $728,470
and $1,275,000 U.S. Treasury
Notes 4.75% due 11/15/08,
market value $1,302,988)	2,943,000	2,943,000
With Cantor Fitzgerald 5.09% 5/1/07
(dated 4/30/07, to be repurchased
at $1,046,148, collateralized by
$1,079,000 U.S. Treasury Notes
3.625% due 7/15/09, market
value $1,068,166)	1,046,000	1,046,000
With UBS Warburg 5.10% 5/1/07
(dated 4/30/07, to be repurchased
at $1,585,225, collateralized
by $1,649,000 U.S. Treasury
Bills due 9/20/07, market value
$1,617,469	1,585,000	1,585,000
Total Repurchase Agreements
(cost $5,574,000)		5,574,000
Total Value of Securities – 99.90%
(cost $820,474,059)		908,674,250
Receivables and Other Assets
Net of Liabilities – 0.10%		938,802
Net Assets Applicable to 64,451,398
Shares Outstanding – 100.00%		909,613,052

Net Asset Value – Delaware U.S. Growth Fund
Class A ($169,546,628 / 12,430,776 Shares)		$13.64
Net Asset Value – Delaware U.S. Growth Fund
Class B ($19,732,542 / 1,614,352 Shares)		$12.22
Net Asset Value – Delaware U.S. Growth Fund
Class C ($23,147,092 / 1,747,177 Shares)		$13.25
Net Asset Value – Delaware U.S. Growth Fund
Class R ($628,823 / 46,521 Shares)		$13.52
Net Asset Value – Delaware U.S. Growth Fund
Institutional Class ($696,557,967 / 48,612,572 Shares)		$14.33

(continues)     3

Statement of net assets

Delaware U.S. Growth Fund

Components of Net Assets at April 30, 2007:
Shares of beneficial interest
(unlimited authorization – no par)	$914,810,187
Accumulated net realized loss on investments	(93,397,326)
Net unrealized appreciation of investments	88,200,191
Total net assets	$909,613,052

†Non-income producing security for the period ended April 30, 2007.

Net Asset Value and Offering Price Per Share –
Delaware U.S. Growth Fund
Net asset value Class A (A)	$13.64
Sales charges (5.75% of offering price) (B)	0.83
Offering price	$14.47

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchase of $50,000 or more.

See accompanying notes

4

Statement of operations

Delaware U.S. Growth Fund

Six Months Ended April 30, 2007 (Unaudited)

Investment Income:
Dividends	$3,216,538
Interest	165,317	$ 3,381,855

Expenses:
Management fees	2,572,495
Dividend disbursing and transfer agent fees and expenses	401,011
Distribution expense – Class A	235,894
Distribution expense – Class B	107,616
Distribution expense – Class C	116,994
Distribution expense – Class R	1,953
Accounting and administration expenses	163,235
Trustees’ fees and benefits	72,530
Registration fees	72,174
Legal fees	34,987
Reports and statements to shareholders	24,403
Audit and tax fees	17,680
Insurance fees	11,965
Custodian fees	6,915
Consulting fees	5,471
Trustees’ expenses	1,772
Pricing fees	880
Dues and services	871
Taxes (other than taxes on income)	196	3,849,042
Less expenses absorbed or waived		(280,740)
Less waiver of distribution expenses – Class A		(33,699)
Less waiver of distribution expenses – Class R		(326)
Less expense paid indirectly		(1,658)
Total operating expenses		3,532,619
Net Investment Loss		(150,764)

Net Realized and Unrealized Gain on Investments:
Net realized gain on investments		884,513
Net change in unrealized appreciation/depreciation of investments		26,097,500
Net Realized and Unrealized Gain on Investments		26,982,013

Net Increase in Net Assets Resulting from Operations		$26,831,249

See accompanying notes

5

Statements of changes in net assets

Delaware U.S. Growth Fund

	Six Months	Year
	Ended	Ended
	4/30/07	10/31/06
	(Unaudited)

Increase (Decrease) in Net Assets from Operations:
Net investment loss	$ (150,764)	$ (938,392)
Net realized gain (loss) on investments	884,513	(20,257,873)
Net change in unrealized appreciation/depreciation of investments	26,097,500	32,900,338
Net increase in net assets resulting from operations	26,831,249	11,704,073

Capital Share Transactions:
Proceeds from shares sold:
Class A	75,855,099	103,383,682
Class B	702,894	2,911,556
Class C	3,878,122	17,270,189
Class R	131,390	495,869
Institutional Class	157,017,567	345,432,666
	237,585,072	469,493,962

Cost of shares repurchased:
Class A	(18,332,441)	(31,701,603)
Class B	(4,382,556)	(9,453,412)
Class C	(4,222,619)	(4,027,677)
Class R	(201,239)	(189,291)
Institutional Class	(52,726,685)	(61,865,657)
	(79,865,540)	(107,237,640)
Increase in net assets derived from capital share transactions	157,719,532	362,256,322
Net Increase in Net Assets	184,550,781	373,960,395

Net Assets:
Beginning of period	725,062,271	351,101,876
End of period (there was no undistributed net investment income at either period end)	$909,613,052	$725,062,271

See accompanying notes

6

Financial highlights

Delaware U.S. Growth Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	4/30/07[1]	10/31/06		10/31/05		10/31/04		10/31/03		10/31/02
	(Unaudited)
Net asset value, beginning of period	$13.110	$12.700		$10.620		$10.840		$ 9.260		$11.800

Income (loss) from investment operations:
Net investment loss[2]	(0.015)	(0.043)		(0.020)		(0.064)		(0.039)		(0.058)
Net realized and unrealized gain (loss) on investments	0.545	0.453		2.100		(0.156)		1.619		(2.482)
Total from investment operations	0.530	0.410		2.080		(0.220)		1.580		(2.540)

Net asset value, end of period	$13.640	$13.110		$12.700		$10.620		$10.840		$ 9.260

Total return[3]	4.04%	3.23%		19.59%		(2.03%	)	17.06%		(21.53%	)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$169,547	$109,854		$38,566		$38,339		$60,934		$51,887
Ratio of expenses to average net assets	1.06%	1.05%		1.15%		1.40%		1.40%		1.40%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	1.18%	1.22%		1.46%		2.15%		2.28%		1.88%
Ratio of net investment loss to average net assets	(0.23% )	(0.34%	)	(0.17%	)	(0.59%	)	(0.40%	)	(0.51%	)
Ratio of net investment loss to average net assets
prior to expense limitation and expenses paid indirectly	(0.35% )	(0.51%	)	(0.48%	)	(1.34%	)	(1.28%	)	(0.99%	)
Portfolio turnover	9%	25%		65%		158%		77%		103%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and the distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

(continues)     7

Financial highlights

Delaware U.S. Growth Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	4/30/07[1]	10/31/06		10/31/05		10/31/04		10/31/03		10/31/02
	(Unaudited)
Net asset value, beginning of period	$11.790	$11.500		$ 9.690		$9.950		$8.560		$10.990

Income (loss) from investment operations:
Net investment loss[2]	(0.056)	(0.123)		(0.091)		(0.132)		(0.100)		(0.131)
Net realized and unrealized gain (loss) on investments	0.486	0.413		1.901		(0.128)		1.490		(2.299)
Total from investment operations	0.430	0.290		1.810		(0.260)		1.390		(2.430)

Net asset value, end of period	$12.220	$11.790		$11.500		$9.690		$9.950		$ 8.560

Total return[3]	3.65%	2.52%		18.68%		(2.61%	)	16.24%		(22.11%	)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$19,732	$22,563		$28,431		$30,686		$39,613		$40,196
Ratio of expenses to average net assets	1.76%	1.75%		1.85%		2.10%		2.10%		2.10%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	1.83%	1.87%		2.11%		2.80%		2.94%		2.58%
Ratio of net investment loss to average net assets	(0.93% )	(1.04%	)	(0.87%	)	(1.29%	)	(1.10%	)	(1.21%	)
Ratio of net investment loss to average net assets
prior to expense limitation and expenses paid indirectly	(1.00% )	(1.16%	)	(1.13%	)	(1.99%	)	(1.94%	)	(1.69%	)
Portfolio turnover	9%	25%		65%		158%		77%		103%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

8

Delaware U.S. Growth Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	4/30/07[1]	10/31/06		10/31/05		10/31/04		10/31/03		10/31/02
	(Unaudited)
Net asset value, beginning of period	$12.780	$12.460		$10.500		$10.790		$ 9.280		$11.910

Income (loss) from investment operations:
Net investment loss[2]	(0.061)	(0.131)		(0.099)		(0.140)		(0.108)		(0.139)
Net realized and unrealized gain (loss) on investments	0.531	0.451		2.059		(0.150)		1.618		(2.491)
Total from investment operations	0.470	0.320		1.960		(0.290)		1.510		(2.630)

Net asset value, end of period	$13.250	$12.780		$12.460		$10.500		$10.790		$ 9.280

Total return[3]	3.68%	2.57%		18.67%		(2.69%	)	16.27%		(22.08%	)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$23,147	$22,641		$ 9,327		$ 8,387		$10,684		$10,792
Ratio of expenses to average net assets	1.76%	1.75%		1.85%		2.10%		2.10%		2.10%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	1.83%	1.87%		2.11%		2.80%		2.94%		2.58%
Ratio of net investment loss to average net assets	(0.93% )	(1.04%	)	(0.87%	)	(1.29%	)	(1.10%	)	(1.21%	)
Ratio of net investment loss to average net assets
prior to expense limitation and expenses paid indirectly	(1.00% )	(1.16%	)	(1.13%	)	(1.99%	)	(1.94%	)	(1.69%	)
Portfolio turnover	9%	25%		65%		158%		77%		103%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

(continues)     9

Financial highlights

Delaware U.S. Growth Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

								Period
	Six Months							6/2/03[2]
	Ended	Year Ended						to
	4/30/07[1]	10/31/06		10/31/05		10/31/04		10/31/03
	(Unaudited)
Net asset value, beginning of period	$13.000	$12.620		$10.590		$10.830		$10.120

Income (loss) from investment operations:
Net investment loss[3]	(0.029)	(0.070)		(0.051)		(0.097)		(0.033)
Net realized and unrealized gain (loss) on investments	0.549	0.450		2.081		(0.143)		0.743
Total from investment operations	0.520	0.380		2.030		(0.240)		0.710

Net asset value, end of period	$13.520	$13.000		$12.620		$10.590		$10.830

Total return[4]	4.00%	3.01%		19.17%		(2.22%	)	7.02%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 629	$ 669		$ 354		$ 245		$ 189
Ratio of expenses to average net assets	1.26%	1.25%		1.42%		1.70%		1.70%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	1.43%	1.47%		1.71%		2.40%		2.71%
Ratio of net investment loss to average net assets	(0.43% )	(0.54%	)	(0.44%	)	(0.89%	)	(0.76% )
Ratio of net investment loss to average net assets
prior to expense limitation and expenses paid indirectly	(0.60% )	(0.76%	)	(0.73%	)	(1.59%	)	(1.77% )
Portfolio turnover	9%	25%		65%		158%		77% [5]

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.
[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager and the distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.
[5] Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes

10

Delaware U.S. Growth Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	4/30/07[1]	10/31/06		10/31/05		10/31/04		10/31/03		10/31/02
	(Unaudited)
Net asset value, beginning of period	$13.750	$13.280		$11.080		$11.270		$ 9.600		$12.190

Income (loss) from investment operations:
Net investment income (loss)[2]	0.005	(0.005)		0.015		(0.031)		(0.010)		(0.024)
Net realized and unrealized gain (loss) on investments	0.575	0.475		2.185		(0.159)		1.680		(2.566)
Total from investment operations	0.580	0.470		2.200		(0.190)		1.670		(2.590)

Net asset value, end of period	$14.330	$13.750		$13.280		$11.080		$11.270		$ 9.600

Total return[3]	4.22%	3.54%		19.86%		(1.69%	)	17.40%		(21.25%	)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$696,558	$569,335		$274,424		$ 2,666		$27,420		$30,575
Ratio of expenses to average net assets	0.76%	0.75%		0.85%		1.10%		1.10%		1.10%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	0.83%	0.87%		1.11%		1.80%		1.94%		1.58%
Ratio of net investment income (loss) to average net assets	0.07%	(0.04%	)	0.13%		(0.29%	)	(0.10%	)	(0.21%	)
Ratio of net investment loss to average net assets
prior to expense limitation and expenses paid indirectly	0.00%	(0.16%	)	(0.13%	)	(0.99%	)	(0.94%	)	(0.69%	)
Portfolio turnover	9%	25%		65%		158%		77%		103%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

11

Notes to financial statements

Delaware U.S. Growth Fund

April 30, 2007 (Unaudited)

Delaware Group Adviser Funds (The “Trust”) is organized as a Delaware statutory trust and offers two series: Delaware Diversified Income Fund and Delaware U.S. Growth Fund. These financial statements and the related notes pertain to Delaware U.S. Growth Fund (the “Fund”). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares are sold with a contingent deferred sales charge that declines from 4.00% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. Effective at the close of business on May 31, 2007, the Fund no longer accepts new purchases of Class B shares other than dividend reinvestment and certain permitted exchanges.

The investment objective of the Fund is to seek long-term capital appreciation by investing in equity securities of companies believed to have the potential for sustainable free cash flow.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes — The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet a more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in fund net asset value calculations as late as the fund’s last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on April 30, 2008. Although the Fund’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund’s financial statements.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

12

1. Significant Accounting Policies (continued)

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $21,001 for the six months ended April 30, 2007. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under the this arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as “expense paid indirectly.”

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, 12b-1 plan expense, certain insurance costs and non-routine expenses or costs do not exceed 0.75% of average daily net assets of the Fund through February 29, 2008.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee computed at the annual rate of 0.04% of the Fund’s average daily net assets for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.35% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of the Class R shares. DDLP has contracted to limit distribution and service fees through February 29, 2008 in order to prevent distribution and service fees of Class A and Class R shares from exceeding 0.30% and 0.50%, respectively, of average daily net assets. Institutional Class shares pay no distribution and service expenses.

At April 30, 2007, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$395,786
Dividend disbursing, transfer agent, accounting and administration fees and other expenses payable to DSC	218,968
Distribution fee payable to DDLP	158,294
Other expenses payable to DMC and affiliates*	69,171

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended April 30, 2007, the Fund was charged $20,739 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the six months ended April 30, 2007, DDLP earned $6,803 for commissions on sales of the Fund’s Class A shares. For the six months ended April 30, 2007, DDLP received gross CDSC commissions of $2,509, $10,793 and $2,097 on redemption of the Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares.

Trustees’ fees and benefits include expenses accrued by the Fund for each Trustee’s retainer, per meeting fees and retirement benefits. Independent Trustees with over five years of uninterrupted service were eligible to participate in a retirement plan that provided for the payment of benefits upon retirement. The amount of the retirement benefit was determined based on factors set forth in the plan, including the number of years of service. On November 16, 2006, the Board of Trustees of the Fund unanimously voted to terminate the retirement plan. Payments equal to the net present value of the earned benefits were made in 2007 to those independent trustees so entitled. The retirement benefit payout for the Fund was $81,232. Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

(continues)      13

Notes to financial statements

Delaware U.S. Growth Fund

3. Investments

For the six months ended April 30, 2007, the Fund made purchases of $187,315,434 and sales of $35,306,246 of investment securities other than short-term investments.

At April 30, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At April 30, 2007, the cost of investments for federal income tax purposes was $820,726,905. At April 30, 2007, net unrealized appreciation was $87,947,345 of which $94,832,663 related to unrealized appreciation of investments and $6,885,318 related to unrealized depreciation of investments.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid for the six months ended April 30, 2007 and the year ended October 31, 2006.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since the final tax characteristics cannot be determined until fiscal year end. As of April 30, 2007, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$914,810,187
Capital loss carryforwards	(93,211,996)
Realized gains (11/01/06 - 4/30/07)	67,516
Unrealized appreciation of investments	87,947,345
Net assets	$909,613,052

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses. Results of operations and net assets were not affected by these reclassifications. For the six months ended April 30, 2007, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

Accumulated net investment loss	$ 150,764
Paid-in Capital	(150,764)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at October 31, 2006 will expire as follows: $27,149,194 expires in 2009; $28,063,955 expires in 2010; $18,785,096 expires in 2011 and $19,213,751 expires in 2014.

For the six months ended April 30, 2007, the Fund had capital gains of $67,516 which may reduce the capital loss carryforwards.

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	4/30/07	10/31/06
Shares sold:
Class A	5,379,908	7,803,666
Class B	56,904	243,691
Class C	290,009	1,340,656
Class R	9,686	37,897
Institutional Class	10,860,628	25,295,787
	16,597,135	34,721,697
Shares repurchased:
Class A	(1,330,488)	(2,459,166)
Class B	(356,775)	(801,657)
Class C	(315,062)	(316,849)
Class R	(14,598)	(14,521)
Institutional Class	(3,656,979)	(4,550,474)
	(5,673,902)	(8,142,667)
Net increase	10,923,233	26,579,030

For the six months ended April 30, 2007 and the year ended October 31, 2006, 101,895 Class B shares were converted to 91,483 Class A shares valued at $1,246,207 and 220,794 Class B shares were converted to 199,098 Class A shares valued at $2,588,843, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statements of Changes in Net Assets.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (the “Participants”), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of April 30, 2007, or at any time during the period then ended.

8. Credit and Market Risk

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. At April 30, 2007, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

14

9. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events

As of the close of business on May 31, 2007, each Fund in the Delaware Investments® Family of Funds no longer accepts new or subsequent investments in Class B shares of the funds, other than a reinvestment of dividends or capital gains or permitted exchanges. Existing shareholders of Class B shares may continue to hold their Class B shares, reinvest dividends into Class B shares, and exchange their Class B shares of one Fund for Class B shares of another Fund, as permitted by existing exchange privileges. Existing Class B shareholders wishing to make subsequent purchases in a Fund’s shares will be permitted to invest in other classes of the Fund, subject to that class’ pricing structure and eligibility requirements, if any.

For Class B shares outstanding as of May 31, 2007 and Class B shares acquired upon reinvestment of dividends or capital gains, all Class B share attributes, including the CDSC schedules, conversion to Class A schedule, and distribution and service (12b-1) fees, will continue in their current form. However, as of close of business on May 31, 2007, reinvestment of redeemed shares with respect to Class B shares (which, as described in the prospectus, permits you to reinvest within 12 months of selling your shares and have any CDSC you paid on such shares credited back to your account) has been discontinued. In addition, because a Fund’s or its distributor’s ability to assess certain sales charges and fees is dependent on the sale of new shares, the termination of new purchases of Class B shares could ultimately lead to the elimination and/or reduction of such sales charges and fees. A Fund may not be able to provide shareholders with advance notice of the reduction in these sales charges and fees. You will be notified via a Prospectus Supplement if there are any changes to any attributes, sales charges, or fees.

15

About the organization

This semiannual report is for the information of Delaware U.S. Growth Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware U.S. Growth Fund and the Delaware Investments® Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr
Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven
Consultant
ARL Associates
New York, NY

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers

David F. Connor
Vice President, Deputy General Counsel,
and Secretary
Delaware Investments Family of Funds
Philadelphia, PA

David P. O’Connor
Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

John J. O’Connor
Senior Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

Richard Salus
Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

Contact information

Investment manager
Delaware Management Company, a series
of Delaware Management Business Trust
Philadelphia, PA

National distributor
Delaware Distributors, L.P.
Philadelphia, PA

Shareholder servicing, dividend
disbursing, and transfer agent
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For shareholders
800 523-1918

For securities dealers and financial
institutions representatives only
800 362-7500

Web site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund’s Web site at http://www.delawareinvestments.com; and (iii) on the Commission’s Web site at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at http://www.delawareinvestments.com; and (ii) on the Commission’s Web site at http://www.sec.gov.

16

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Register for Account Access today! Please visit us at www.delawareinvestments.com, select Individual Investors, and click Account Access.

Please call our Shareholder Service Center at 800 523-1918 Monday through Friday from 8:00 a.m. to 7:00 p.m., Eastern Time, for assistance with any questions.

(1878)	Printed in the USA
SA-101 [4/07] CGI 6/07	PO11905

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Schedule of Investments

     Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

         Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

         Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant:  DELAWARE GROUP ADVISER FUNDS

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	July 5, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	July 5, 2007

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	July 5, 2007